         As filed with the Securities and Exchange Commission on April 28, 2000.
                                                      Registration No. 333-24657


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6


  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (Name of Depositor)

                               500 Boylston Street
                        Boston, Massachusetts 02116-3739
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485


      X  on May 1, 2000 pursuant to paragraph (b) of Rule 485


     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485


     ___ on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A



                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A              Caption in Prospectus
------              ---------------------
1.................  Cover Page
2.................  Appendix A:  Special Terms
3.................  Summary
4.................  Appendix B:  Table of Accumulation Values
5.................  General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6.................  Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges;
                      Administration Fees; Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the
                      Contract
7.................  Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net
                      Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special
                      Transfer Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special
                      Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other Contract Provisions;
                      Ownership; Beneficiary; Modification
8.................  Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First
                      Variable Annuity Benefit Payment; Annuity Units and the Determination of Subsequent Variable
                      Annuity Benefit Payments; Transfers During the Pay Out During the Pay Out Period
9.................  Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period
                      Provisions; Death Benefit Period
10................  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation
                      Units; Net Investment Factor; Distribution of Contracts
11................  Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period
                      Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12................  Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification
                      Requirements; Qualified Retirement Plans; Appendix G:  Qualified Plan Types
13................  Legal Proceedings
14................  Statement of Additional Information - Table of Contents


Part B ...........  Caption in Statement of Additional Information

15................  Cover Page
16................  Table of Contents
17................  General Information and History.
18................  Services-Independent Auditors, Services-Servicing Agent
19................  Not Applicable
20................  Services - Principal Underwriter
21................  Performance Data
22................  Not Applicable
23................  Audited Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

     ANNUITY SERVICE OFFICE                           MAILING ADDRESS
 500 Boylston Street, Suite 400                    Post Office Box 9230
Boston, Massachusetts 02116-3739                   Boston, Massachusetts
         (617) 663-3000                                 02205-9230
         (800) 344-1029

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


         - Contract values and annuity benefit payments are based upon fifty-one investment options. Forty-nine options are variable and two are fixed account options.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in a corresponding portfolio of Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). Both the Trust and the Merrill Variable Funds are mutual funds. We will provide the contract owner ("YOU") with prospectuses for the Trust and Merrill Variable Funds with this Prospectus.


         - We will add a "payment enhancement" to your contract for each payment that you make under your contract. Expenses for a contract which has a payment enhancement may be higher than the expenses for a contract which does not have a payment enhancement. The amount of the payment enhancement may, over time, be more than offset by the additional fees and charges associated with the payment enhancement.


         - SHARES OF THE TRUST OR THE MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in APPENDIX A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029.

The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS



General Information and History ........................................     3
Performance Data........................................................     3
Services
     Independent Auditors...............................................     9
     Servicing Agent....................................................     10
     Principal Underwriter..............................................     10

Audited Financial Statements............................................     11




                   The date of this Prospectus is May 1, 2000

                                TABLE OF CONTENTS



SUMMARY ...................................................................    4
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT, THE TRUST AND
MERRILL VARIABLE FUNDS ....................................................   10
     The Manufacturers Life Insurance Company of North
     America ..............................................................   10
     The Variable Account .................................................   11
     The Trust ............................................................   12
     Merrill Variable Funds ...............................................   16
DESCRIPTION OF THE CONTRACT ...............................................   17
   ACCUMULATION PERIOD PROVISIONS .........................................   17
     Purchase Payments ....................................................   17
     Payment Enhancements .................................................   17
     Accumulation Units ...................................................   19
     Value of Accumulation Units ..........................................   19
     Net Investment Factor ................................................   19
     Transfers Among Investment Options ...................................   20
     Maximum Number of Investment Options .................................   20
     Telephone Transactions ...............................................   20
     Special Transfer Services - Dollar Cost Averaging ....................   20
     Asset Rebalancing Program ............................................   20
     Withdrawals ..........................................................   21
     Special Withdrawal Services - the Income Plan ........................   22
     Death Benefit During the Accumulation Period .........................   23
        In General ........................................................   23
        Amount of Death Benefit ...........................................   23
        Payment of Death Benefit ..........................................   24
PAY-OUT PERIOD PROVISIONS .................................................   25
     General ..............................................................   25
     Annuity Options ......................................................   25
     Determination of Amount of the First Variable
     Annuity Benefit Payment ..............................................   26
     Annuity Units and the Determination of
     Subsequent Variable Annuity Benefit Payments .........................   27
     Transfers During the Pay-Out Period ..................................   27
     Death Benefit During the Pay-Out Period ..............................   27
   OTHER CONTRACT PROVISIONS ..............................................   27
     Ten Day Right to Review ..............................................   27
     Ownership ............................................................   28
     Annuitant ............................................................   28
     Beneficiary ..........................................................   28
     Modification .........................................................   29
     Company Approval .....................................................   29
     Misstatement and Proof of Age, Sex or Survival .......................   29
FIXED ACCOUNT INVESTMENT OPTIONS ..........................................   29
     Securities Registration ..............................................   29
     Guarantee ............................................................   29
     Reinsurance ..........................................................   29
     Investment Options ...................................................   30
     Investment Accounts ..................................................   30
     Renewals .............................................................   30
     Transfers ............................................................   30
     Withdrawals ..........................................................   30
     Loans ................................................................   31
     Fixed Annuity Options ................................................   31
CHARGES AND DEDUCTIONS ....................................................   31
     Withdrawal Charges ...................................................   31
     Reduction or Elimination of Withdrawal Charges .......................   32
     Administration Fees ..................................................   33
     Mortality and Expense Risks Charge ...................................   33
     Taxes ................................................................   33
     Expenses of Distributing Contract ....................................   34
FEDERAL TAX MATTERS .......................................................   34
   INTRODUCTION ...........................................................   34
   OUR TAX STATUS .........................................................
   TAXATION OF ANNUITIES IN GENERAL .......................................   34
       Tax Deferral During Accumulation Period ............................   34
        Non-Natural Owners ................................................   35
        Loss of Interest Deduction Where Contracts
       are Held by or for the Benefit of Certain Non-
        Natural Persons ...................................................   35
        Diversification Requirements ......................................   35
        Ownership Treatment ...............................................   35
        Delayed Pay-Out Periods ...........................................   36
     Taxation of Partial and Full Withdrawals .............................   36
     Taxation of Annuity Benefit Payments .................................   37
     Taxation of Death Benefit Proceeds ...................................   37
     Penalty Tax on Premature Distributions ...............................   37
     Aggregation of Contracts .............................................   38
QUALIFIED RETIREMENT PLANS ................................................   38
     Direct Rollovers .....................................................   39
     Loans ................................................................   22
 FEDERAL INCOME TAX WITHHOLDING ...........................................   40
GENERAL MATTERS ...........................................................   40
     Performance Data .....................................................   40
     Asset Allocation and Timing Services .................................   40
     Restrictions Under The Texas Optional
     Retirement Program ...................................................   41
     Distribution of Contracts ............................................   41
     Contract Owner Inquiries .............................................   41
     Confirmation Statements ..............................................   41
     Legal Proceedings ....................................................   41
     Year 2000 Issues .....................................................   42
     Cancellation of Contract .............................................   43
     Voting Interest ......................................................   43
APPENDIX A:  SPECIAL TERMS ................................................   A-1
APPENDIX B:  TABLE OF ACCUMULATION VALUES .................................   B-1
APPENDIX C:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..................   C-1
APPENDIX D:  STATE PREMIUM TAXES ..........................................   D-1
APPENDIX E:  PENNSYLVANIA MAXIMUM MATURITY AGE ............................   E-1
APPENDIX F:  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS .................   F-1
APPENDIX G:  QUALIFIED PLAN TYPES .........................................   G-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments to you (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan. The maximum age of an owner or annuitant for which a contract will be issued is age 80.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENTS LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13 month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount available as a death benefit is reduced by payment enhancements applied in the prior 12 month period. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options) After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-nine Variable Account investment options and two fixed account investment options are available under the contract. Each of the forty-nine Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust or the Merrill Variable Funds. A full description of each portfolio is in the accompanying Prospectus of the Trust or, in the case of the Merrill Variable Funds, the accompanying prospectus of the Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.



Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

         The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit during the first nine contract years will be the greater of:

         - the contract value less any payment enhancements in the 12 month period prior to the date of death, or

         - the excess of the sum of all purchase payments less any payment enhancements in the 12 month period prior to the date of death over the sum of any amounts deducted in connection with partial withdrawals.

After the ninth contract year the death benefit will be the greater of:

         - the contract value less any payment enhancements in the 12 month period prior to the date of death, or

         - the excess of the sum of all purchase payments over the sum of any amounts deducted in connection with partial withdrawals, or

         - the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and less any amount deducted in connection with partial withdrawals since then.

If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals prior to age 59 -1/2

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

         Deferred sales load (withdrawal charge as percentage of purchase payments)


               NUMBER OF COMPLETE YEARS
             PURCHASE PAYMENT IN CONTRACT                         WITHDRAWAL CHARGE PERCENTAGE

                          0                                                    8.5%
                          1                                                    8.5%
                          2                                                    8.0%
                          3                                                    7.0%
                          4                                                    6.0%
                          5                                                    5.0%
                          6                                                    4.0%
                          7                                                    3.0%
                          8                                                    2.0%
                          9+                                                   0.0%

ANNUAL CONTRACT FEE.....................................................................           $40(A)


(A)The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fee.........................................................         1.25%
Administration fee......................................................................         0.30%

Total Separate Account Annual Expense...................................................         1.55%

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets for the fiscal year ended December 31, 1999)


                                                           OTHER EXPENSES
                                        MANAGEMENT         (AFTER EXPENSE                TOTAL TRUST
TRUST PORTFOLIO                            FEES             REIMBURSEMENT)             ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                0.260%                     1.110%
Internet Technologies...............       1.150%                0.136%(A)                  1.286%
Science & Technology................       1.100%                0.060%                     1.160%
International Small Cap.............       1.100%                0.270%                     1.370%
Aggressive Growth...................       1.000%(F)             0.130%                     1.130%
Emerging Small Company..............       1.050%                0.070%                     1.120%
Small Company Blend.................       1.050%                0.250%(A)                  1.300%(E)
Dynamic Growth......................       1.000%(F)             0.132%(A)                  1.132%
Mid Cap Stock.......................       0.925%                0.100%(A)                  1.025%(E)
All Cap Growth(H)...................       0.950%(F)             0.070%                     1.020%
Overseas............................       0.950%                0.260%                     1.210%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.230%(A)                  1.230%(E)
Mid Cap Blend.......................       0.850%(F)             0.060%                     0.910%
Small Company Value.................       1.050%                0.170%                     1.220%
Global Equity.......................       0.900%                0.160%                     1.060%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%(F)             0.100%                     0.975%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%(F)             0.050%                     0.925%
Real Estate Securities..............       0.700%                0.070%                     0.770%
Value...............................       0.800%                0.070%                     0.870%
Tactical Allocation.................       0.900%                0.127%(A)                  1.027%
Growth & Income.....................       0.750%                0.050%                     0.800%
U.S. Large Cap Value................       0.875%                0.070%(A)                  0.945%(E)
Equity-Income.......................       0.875%(F)             0.060%                     0.935%
Income & Value......................       0.800%(F)             0.080%                     0.880%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.180%                     0.980%
Total Return........................       0.775%                0.060%(A)                  0.835%(E)
Investment Quality Bond.............       0.650%                0.120%                     0.770%
Diversified Bond....................       0.750%                0.090%                     0.840%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.050%                     0.550%
Small Cap Index.....................       0.525%                0.075%(AG)                 0.600%
International Index.................       0.550%                0.050%(AG)                 0.600%
Mid Cap Index.......................       0.525%                0.075%(AG)                 0.600%
Total Stock Market Index............       0.525%                0.075%(AG)                 0.600%
500 Index...........................       0.525%                0.039%(AG)                 0.564%
Lifestyle Aggressive 1000(D)........       0.075%                1.060%(B)                  1.135%(C)
Lifestyle Growth 820(D).............       0.057%                1.008%(B)                  1.065%(C)
Lifestyle Balanced 640(D)...........       0.057%                0.928%(B)                  0.985%(C)
Lifestyle Moderate 460(D)...........       0.066%                0.869%(B)                  0.935%(C)
Lifestyle Conservative 280(D).......       0.075%                0.780%(B)                  0.855%(C)



-----------------


A  Based on estimates to be made during the current fiscal year.

B  Reflects expenses of the Underlying Portfolios.


C The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as follows:

   If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement)are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage,
   (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)


   This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:

                                         MANAGEMENT              OTHER               TOTAL TRUST
     TRUST PORTFOLIO                        FEES                EXPENSES           ANNUAL EXPENSES
     ----------------------------------------------------------------------------------------------
     Lifestyle Aggressive 1000......       0.075%                1.090%                1.165%
     Lifestyle Growth 820...........       0.057%                1.030%                1.087%
     Lifestyle Balanced 640.........       0.057%                0.940%                0.997%
     Lifestyle Moderate 460.........       0.066%                0.900%                0.966%
     Lifestyle Conservative 280.....       0.075%                0.810%                0.885%





(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( C ) above.


(E) Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.

(F) Management Fees changed effective May 1, 1999. Fees shown are the current management fees.


(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.022% higher for the International Index Trust, 0.014% higher for the Small Cap Index Trust, 0.060% higher for the Mid Cap Index Trust and 0.005% higher for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2000 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H)  Formerly, the Mid Cap Growth Trust.


MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)


------------------------------------------------------------------------------------------------------------
                              MANAGEMENT FEE                                           TOTAL ANNUAL FUND
                              (AFTER EXPENSE                     OTHER EXPENSES       OPERATING EXPENSES
                             REIMBURSEMENT AND                   (AFTER EXPENSE         (AFTER EXPENSE
                                  WAIVER         12b-1 FEES    REIMBURSEMENT AND       REIMBURSEMENT AND
        PORTFOLIO                                                   WAIVER)(A)             WAIVER)(B)
------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap            0.75%            0.15%            0.06%                   0.96%
Value Focus
Merrill Lynch Basic
Value Focus                        0.60%            0.15%            0.06%                   0.81%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Merrill Lynch                      0.53%(C)         0.15%            0.72%                    1.40%(C)
Developing Capital
Markets Focus
------------------------------------------------------------------------------------------------------------

(A) Note that these are the expenses for the fiscal year ended December 31, 1999.

(B) Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.


(C) During 1999, MLAM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.47% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.87%, respectively. This voluntary expense waiver may be terminated at any time.



(D)  Formerly, the Merrill Lynch Special Value Focus Fund.


EXAMPLES


You would pay the following expenses on a $1,000 investment assuming no payment enhancement and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:



PORTFOLIO                              1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........    $106              $162              $203             $304
Internet Technologies...............    $107              $166              $212             $321
Science & Technology................    $106              $163              $206             $309
International Small Cap.............    $108              $169              $216             $329
Aggressive Growth ..................    $106              $162              $204             $306
Emerging Small Company..............    $106              $162              $204             $305
Small Company Blend.................    $108              $167              $213             $322
Dynamic Growth Trust................    $106              $162              $204             $306
Mid Cap Stock.......................    $105              $159              $199             $296
All Cap Growth (A)..................    $105              $159              $199             $295
Overseas............................    $107              $164              $208             $313
International Stock.................    $107              $165              $210             $317
International Value.................    $107              $165              $209             $315
Mid Cap Blend ......................    $104              $156              $193             $284
Small Company Value.................    $107              $165              $209             $314
Global Equity.......................    $105              $160              $201             $299
Growth..............................    $104              $156              $193             $283
Large Cap Growth....................    $105              $158              $197             $291
Quantitative Equity.................    $103              $152              $186             $269
Blue Chip Growth....................    $104              $157              $194             $286
Real Estate Securities..............    $103              $152              $186             $270
Tactical Allocation.................    $105              $159              $199             $296
Value...............................    $104              $155              $191             $280
Growth & Income.....................    $103              $153              $188             $273
U.S. Large Cap Value................    $104              $157              $195             $288
Equity Income.......................    $104              $157              $195             $287
Income & Value......................    $104              $155              $192             $281
Balanced............................    $104              $155              $191             $280
High Yield..........................    $103              $154              $190             $277
Strategic Bond......................    $104              $155              $191             $280
Global Bond ........................    $105              $158              $197             $291
Total Return........................    $103              $154              $190             $277
Investment Quality Bond.............    $103              $152              $186             $270

Diversified Bond ...................    $103              $154              $190             $277
U.S. Government Securities..........    $102              $151              $184             $265
Money Market........................    $101              $146              $175             $248
Small Cap Index.....................    $101              $148              $178             $253
International Index.................    $101              $148              $178             $253
Mid Cap Index.......................    $101              $148              $178             $253
Total Stock Market Index............    $101              $148              $178             $253
500 Index...........................    $101              $147              $176             $249
Lifestyle Aggressive 1000...........    $106              $162              $205             $306
Lifestyle Growth 820................    $105              $160              $201             $299
Lifestyle Balanced 640..............    $105              $158              $197             $292
Lifestyle Moderate 460..............    $104              $157              $195             $287
Lifestyle Conservative 280..........    $103              $155              $191             $279
Merrill Lynch Small Cap Value
  Focus(B)..........................    $104              $158              $196             $289
Merrill Lynch Basic Value Focus.....    $103              $153              $188             $274
Merrill Lynch Developing Capital
  Markets Focus ....................    $108              $170              $218             $332



(A)  Formerly, the Mid Cap Growth Trust



(B)  Formerly, the Merrill Lynch Special Value Focus Fund



You would pay the following expenses on a $1,000 investment, assuming no payment enhancement a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:



PORTFOLIO                              1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $27               $84              $143             $304
Internet Technologies...............     $29               $89              $152             $321
Science & Technology................     $28               $86              $146             $309
International Small Cap.............     $30               $92              $156             $329
Aggressive Growth ..................     $28               $85              $144             $306
Emerging Small Company..............     $27               $84              $144             $305
Small Company Blend.................     $29               $90              $153             $322
Dynamic Growth......................     $28               $85              $144             $306
Mid Cap Stock.......................     $27               $82              $139             $296
All Cap Growth (A) .................     $26               $81              $139             $295
Overseas ...........................     $28               $87              $148             $313
International Stock.................     $29               $88              $150             $317
International Value.................     $29               $88              $149             $315
Mid Cap Blend.......................     $25               $78              $133             $284
Small Company Value.................     $28               $87              $149             $314
Global Equity.......................     $27               $83              $141             $299
Growth..............................     $25               $78              $133             $283
Large Cap Growth ...................     $26               $80              $137             $291
Quantitative Equity.................     $24               $74              $126             $269
Blue Chip Growth....................     $26               $79              $134             $286
Real Estate Securities..............     $24               $74              $126             $270
Value...............................     $25               $77              $131             $280
Tactical Allocation.................     $27               $82              $139             $296
Growth & Income.....................     $24               $75              $128             $273
U. S. Large Cap Value...............     $26               $79              $135             $288
Equity-Income.......................     $26               $79              $135             $287
Income & Value......................     $25               $77              $132             $281
Balanced............................     $25               $77              $131             $280
High Yield..........................     $25               $76              $130             $277
Strategic Bond......................     $25               $77              $131             $280
Global Bond ........................     $26               $80              $137             $291
Total Return........................     $25               $76              $130             $277
Investment Quality Bond.............     $24               $74              $126             $270
Diversified Bond ...................     $25               $76              $130             $277

U.S. Government Securities..........     $23               $72              $124             $265
Money Market........................     $22               $67              $115             $248
Small Cap Index.....................     $22               $69              $118             $253
International Index.................     $22               $69              $118             $253
Mid Cap Index.......................     $22               $69              $118             $253
Total Stock Market Index............     $22               $69              $118             $253
500 Index...........................     $22               $68              $116             $249
Lifestyle Aggressive 1000...........     $28               $85              $145             $306
Lifestyle Growth 820................     $27               $83              $141             $299
Lifestyle Balanced 640..............     $26               $80              $137             $292
Lifestyle Moderate 460..............     $26               $79              $135             $287
Lifestyle Conservative 280..........     $25               $76              $131             $279
Merrill Lynch Small Cap Value
  Focus (B).........................     $26               $80              $136             $289
Merrill Lynch Basic Value Focus.....     $24               $75              $128             $274
Merrill Lynch Developing Capital
 Markets Focus .....................     $30               $93              $158             $332



(A)  Formerly, the Mid Cap Growth Trust



(B)  Formerly, the Merrill Lynch Special Value Focus Fund



For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" and "Merrill Variable Funds Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


In addition, for purposes of calculating the values in the above Example, we have translated the $40 annual administration charge listed under "Annual Contract Fee" to a 0.047% annual asset charge based on a $85,000 estimated approximate average size of contracts of this series.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX G TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

We are an indirect subsidiary of MFC.


         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street., Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps

                  Highest in claims paying ability; 1st category of 18

                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust or Merrill Variable Funds portfolio(s) you select.

         We established the Variable Account on August 24, 1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has forty-one sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE TRUST

The Trust and Merrill Variable Funds are mutual funds in which the Variable Account invests.

         The assets of each sub-account of the Variable Account (other than the three sub-accounts invested in the Merrill Variable Funds described below) are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Bond Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS, the successor to NASL Financial Services, Inc.

The Trust currently has nineteen subadvisers who manage all of the portfolios,

one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of Manufacturers Life of ours.



         SUBADVISER                                                    PORTFOLIO
         A I M Capital Management, Inc.                                Aggressive Growth Trust
                                                                       All Cap Growth Trust (B)

         AXA Rosenberg Investment Management LLC                       Small Company Value Trust

         Capital Guardian Trust Company                                Small Company Blend Trust
                                                                       U.S. Large Cap Value Trust

                                                                       Income & Value Trust
                                                                       Diversified Bond Trust

         Fidelity Management Trust Company                             Mid Cap Blend Trust
                                                                       Large Cap Growth Trust
                                                                       Overseas Trust

         Founders Asset Management LLC                                 International Small Cap Trust
                                                                       Balanced Trust

         Franklin Advisers, Inc.                                       Emerging Small Company Trust

         Janus Capital Corporation                                     Dynamic Growth Trust

         Manufacturers Adviser Corporation                             Pacific Rim Emerging Markets Trust
                                                                       Quantitative Equity Trust
                                                                       Real Estate Securities Trust
                                                                       Money Market Trust
                                                                       Index Trusts
                                                                       Lifestyle Trusts(A)

         Miller Anderson & Sherrerd, LLP                               Value Trust
                                                                       High Yield Trust

         Mitchell Hutchins Asset Management Inc.                       Tactical Allocation Trust

         Morgan Stanley Asset Management Inc.                          Global Equity Trust

         Munder Capital Management                                     Internet Technologies Trust

         Pacific Investment Management Company                         Global Bond Trust
                                                                       Total Return Trust

         Rowe Price-Fleming International, Inc.                        International Stock Trust

         Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                                       Strategic Bond Trust

         State Street Global Advisors                                  Growth Trust
                                                                       Lifestyle Trusts(A)

         T. Rowe Price Associates, Inc.                                Science & Technology Trust
                                                                       Blue Chip Growth Trust
                                                                       Equity-Income Trust

         Templeton Investment Counsel, Inc.                            International Value Trust

         Wellington Management Company, LLP                            Growth & Income Trust
                                                                       Investment Quality Bond Trust
                                                                       Mid Cap Stock Trust



(A)State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



(B)Formerly, the Mid Cap Growth Trust.




The Portfolios of the Trust available under the contract are as follows:


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.


The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.


The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.



The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.



The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.



The ALL CAP GROWTH TRUST (formerly, Mid Cap Growth Trust) seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal circumstances, at least 65% of the portfolio's assets in common stocks of companies with total market capitalization that approximately match the range of capitalization of the Russell 2000 Index and are traded principally in the markets of the United States.


The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.



The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.


The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S.
entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust Prospectus should be read carefully before allocating purchase payments to a sub-account.

MERRILL VARIABLE FUNDS

         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Asset Management, L.P. ("MLAM"). The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to .15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.


         The MERRILL LYNCH SMALL CAP VALUE FOCUS FUND (formerly, the Merrill Lynch Special Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.


         The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

         The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

         If the shares of portfolio of the Trust or the Merrill Variable Funds are no longer available for investment or in our judgment investment in a Trust or a Merrill Variable Fund portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, Merrill Variable Fund or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Trust or Merrill Variable Funds shares.

         Shares of the Trust portfolios or the Merrill Variable Funds portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate in your contract application how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

PAYMENT ENHANCEMENTS

We add 3% or more to each payment you make.

         When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.

         We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after June 21, 1999. Subsequent payments to contracts issued prior to June 21, 1999 continue to receive the payment enhancement rates in effect at the time of the issuance of the contract. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.

         The payment enhancement is a percentage of your purchase payment that varies (based upon on the cumulative amount of your purchase payments to the date of that payment) as follows:

--------------------------------------------------------------------------------------------------------
  CUMULATIVE PURCHASE                                   PAYMENT ENHANCEMENT
       PAYMENTS

                                 GUARANTEED RATE       PRIOR PROMOTIONAL RATE       PROMOTIONAL RATE
                                                      (Contracts Issued on or      (Contracts Issued
                                                     After January 1, 1999 but     on or After June 21,
                                                      Prior to June 21, 1999)              1999)

Less than $500,000                   3.0%                      4.0%                        5.0%
$500,000  or more  but less
than $2.5 million                    4.0%                      5.0%                        5.5%
$2.5 million or more                 5.0%                      6.0%                        6.0%
--------------------------------------------------------------------------------------------------------

An example of the calculation of the payment enhancement is set forth in APPENDIX E. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any payment enhancement applied to your initial purchase payment.


The Company expects to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.



There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. The Company issues a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by the Company have no payment enhancement. These contracts with no payment enhancement have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial adviser should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial adviser should consider the following factors:



         -        The length of time that you plan to own your contract



         -        The frequency, amount and timing of any partial surrenders



         -        The amount of your purchase payments



In addition, if you exercise your right to return the contract within 10 days of receiving it, we will recover the original amount of the payment enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement.


Using a Letter of Intent may permit you to receive a larger payment enhancement.


Letter of Intent (not available in Oregon). The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a payment enhancement. The amount we may recover is the amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement")


IF THE VALUE OF ACCUMULATION UNITS FOR AN INVESTMENT OPTION TO WHICH A PAYMENT ENHANCEMENT AND AN EXCESS PAYMENT ENHANCEMENT HAVE BEEN APPLIED INCREASES, YOU WILL RETAIN ANY EARNINGS ATTRIBUTABLE TO THE PAYMENT ENHANCEMENT BUT NOT TO THE EXCESS PAYMENT ENHANCEMENT. IF THE VALUE OF SUCH ACCUMULATION UNITS DECLINES, WE WILL RECOVER THE FULL AMOUNT OF THE EXCESS PAYMENT ENHANCEMENT. THEREFORE, YOU BEAR THE RISK THAT IF YOUR LETTER OF INTENT IS NOT COMPLETED, THE VALUE OF YOUR CONTRACT MAY BE LESS THAN HAD YOUR LETTER OF INTENT NOT BEEN EXECUTED. IF THE AMOUNT RECOVERED EXCEEDS THE CONTRACT VALUE, WE WILL TERMINATE YOUR CONTRACT WITHOUT VALUE. Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.


The promotional rates applicable to the initial purchase payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.



IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.


         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice. - See Appendix F.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust or Merrill Variable Funds portfolio.

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust or Merrill Variable Funds portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending (the "VALUATION PERIOD") upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         Where (a) is:


         - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.55% (0.30% for administrative expenses and 1.25% for mortality and expense risks).

TRANSFERS AMONG INVESTMENT OPTIONS

Amounts Invested may be transferred among investment options.

         During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

Currently the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

Telephone transfers and withdrawals are permitted.

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset

Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $30 administration fee if applicable, any unpaid loans and any applicable withdrawal charge, and the contract will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.



DEATH BENEFIT DURING THE ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

         AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be determined as follows:

         - The death benefit during the first nine contract years will be the greater of:

         (a)  the contract value(A), or

         (b)  the excess of

              -   the sum of all purchase payments over

              -   the sum of any partial withdrawals.

         - After the ninth contract year, the death benefit will be the greater of:


         (a)  the contract value(A), or


         (b) the excess of

         -        the sum of all purchase payments over

         - the sum of any amounts deducted in connection with partial withdrawals or

         (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.


(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable)

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

GENERAL

You have a choice of several different ways of receiving annuity benefit payments from us.

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the date dividing the accumulation period from the pay-out period). The maturity date is the date specified on the contract specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. See APPENDIX D for contracts issued in Pennsylvania. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date.

         Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

         Variable annuity benefit payments subsequent to the first will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

         The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING THE PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

         Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust or Merrill Variable Funds portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

You have a ten-day right to cancel your contract.

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

         No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

You, are entitled to exercise all rights under your contract.

         The contract owner is the person entitled to exercise all rights under the contract. The maximum age of an owner for which a contract will be issued is age 80. Prior to the maturity date, the contract owner is the person designated in the specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the specifications page or in the application, unless changed. The maximum age of an annuitant for which a contract will be issued is age 80.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS (NOT AVAILABLE IN OREGON)

The fixed account investment options are not securities.

         SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed portion of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

         REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this Prospectus issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed accounts and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed accounts. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. For contracts issued after January 1, 1999, The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract under a reinsurance agreement with substantially similar terms to the Peoples Reinsurance Agreement.

Fixed account investment options guarantee interest of at least 3%.

         INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

         TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G"Qualified Plan Types")

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS" below.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust and Merrill Variable Funds portfolios that are described in the accompanying Prospectuses of the Trust and Merrill Variable Funds.

WITHDRAWAL CHARGES

A charge of up to 8-1/2% is deducted from some withdrawals.

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than ten complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than ten complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASED PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

             NUMBER OF COMPLETE YEARS
         PURCHASE PAYMENT IN CONTRACT                         WITHDRAWAL CHARGE PERCENTAGE

                          0                                                    8.5%
                          1                                                    8.5%
                          2                                                    8.0%
                          3                                                    7.0%
                          4                                                    6.0%
                          5                                                    5.0%
                          6                                                    4.0%
                          7                                                    3.0%
                          8                                                    2.0%
                          9+                                                   0.0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see APPENDIX C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account:

         Normally, we will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks.

         A daily fee in an amount equal to 0.30% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options.

         Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACT

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account in order to make provision for that liability.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitants life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust or the Merrill Variable Funds, we expect that the Trust and Merrill Variable Funds will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals prior to age 59-1/2 may incur a 10% penalty tax.

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

         -        received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner's becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX F to this Prospectus. In particular, as noted in Appendix F, the purchaser should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59-1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each contract anniversary, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for federal income tax payments.

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

We may advertise our investment performance.

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures may be quoted including figures that do not assume redemption at the end of the time period. Non-standardized figures also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT

ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

          Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay brokers-dealers to sell the Contracts.

         Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). MSS has entered into a non-exclusive promotional agent agreement with Manulife Wood Logan, Inc. ("MANULIFE WOOD Logan"). Manulife Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Manulife Wood Logan is an indirect wholly owned subsidiary of MFC. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Manulife Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Manulife Wood Logan will prepare sales and promotional materials for our approval.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

         The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date-sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that may affect us, including those related to customers, suppliers or other third parties, have been fully resolved.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "Merrill Variable Funds," we will vote shares of the Trust portfolios and the Merrill Variable Funds held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A


                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

ANNUITY OPTION - The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.

ANNUITY SERVICE OFFICE - The address of our Annuity Service Office is: P.O. Box 9230, Boston, Massachusetts 02205-9230.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specification page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - The anniversary of the contract date.

CONTRACT DATE - The date of issue of the contract.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:

         (a)      A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c)      Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All our assets other than assets in separate accounts.

INVESTMENT ACCOUNT - An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE - The value of your allocation to an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are forty-one variable account investment options and two fixed investment options under the contract.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed.

PAYMENT ENHANCEMENT - The amount in addition to your payment that we add to your contract at the time you make a purchase payment.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO - A separate investment portfolio of the Trust or Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT - An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                          TABLE OF ACCUMULATION VALUES


----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                             UNIT VALUE AT       UNIT VALUE AT        NUMBER OF UNITS
                                       START OF [YEAR](A)    END OF YEAR          AT END OF YEAR
----------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                      $12.500000          $ 7.956465           24,331.413
1998                                        7.956465            7.472906          100,759.865
1999                                        7.472906           11.984246         1,419,029.854
----------------------------------------------------------------------------------------------------
Science & Technology
1997                                      $12.500000          $10.983380           156,835.597
1998                                       10.983380           15.499402           867,806.448
1999                                       15.499402           30.445751         6,241,520.234
----------------------------------------------------------------------------------------------------
International Small Cap
1997                                      $12.500000          $11.841960            71,206.249
1998                                       11.841960           13.042850           306,704.670
1999                                       13.042850           23.749328           744,862.852
----------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                      $12.500000          $11.595531            66,641.217
1998                                       11.595531           11.910371           318,767.400
1999                                       11.910371           15.594503         1,500,019.874
----------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                      $12.500000          $13.088401            88,228.592
1998                                       13.088401           12.896270           447,688.130
1999                                       12.896270           22.035674           918,232.537
----------------------------------------------------------------------------------------------------
Small Company Blend
1999                                      $12.500000          $15.906411            729,933.633
----------------------------------------------------------------------------------------------------
Mid Cap STOCK
1999                                      $12.500000          $12.471106           751,641.942
----------------------------------------------------------------------------------------------------
ALL CAP GROWTH(B)
1997                                      $12.500000          $12.153015           185,064.437
1998                                       12.153015           15.351927         1,055,511.533
1999                                       15.351927           21.871173         3,396,125.049
----------------------------------------------------------------------------------------------------
Overseas
1997                                      $12.500000          $11.688584            97,919.266
1998                                       11.688584           12.423604           463,080.520
1999                                       12.423604           17.203799         1,613,874.381
----------------------------------------------------------------------------------------------------
International Stock
1997                                      $12.500000          $11.346605            78,202.593
1998                                       11.346605           12.838403           357,481.534
1999                                       12.838403           16.397239         1,046,739.325
----------------------------------------------------------------------------------------------------
International Value
1999                                      $12.500000          $12.847324           644,472.090
----------------------------------------------------------------------------------------------------
Mid Cap Blend
1997                                      $12.500000          $12.479231           339,520.345
1998                                       12.479231           13.443090         1,557,309.071
1999                                       13.443090           16.909177         4,471,998.278
----------------------------------------------------------------------------------------------------
Small Company Value
1997                                      $12.500000          $11.893914            44,766.859
1998                                       11.893914           11.157770           660,344.943
1999                                       11.157770           11.864553           896,371.171
----------------------------------------------------------------------------------------------------
Global Equity
1997                                      $12.500000          $12.616506           195,153.440
1998                                       12.616506           13.944724         1,124,988.705
1999                                       13.944724           14.232856         2,778,245.240
----------------------------------------------------------------------------------------------------
Growth
1997                                      $12.500000          $12.257373           208,996.758
1998                                       12.257373           14.929659           995,527.438
1999                                       14.929659           20.209678         4,080,687.304
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                             UNIT VALUE AT       UNIT VALUE AT        NUMBER OF UNITS
                                       START OF [YEAR](A)    END OF YEAR          AT END OF YEAR
----------------------------------------------------------------------------------------------------
Large Cap Growth
1997                                      $12.500000          $12.605559            19,303.997
1998                                       12.605559           14.785253           191,996.850
1999                                       14.785253           18.238886         2,373,174.541
----------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                      $12.500000          $12.572103            66,662.192
1998                                       12.572103           15.640646           291,663.784
1999                                       15.640646           18.834509         1,707,382.198
----------------------------------------------------------------------------------------------------
Blue Chip Growth
1997                                      $12.500000          $12.831858           373,367.759
1998                                       12.831858           16.234822         3,048,540.169
1999                                       16.234822           19.091275        10,866,171.119
----------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                      $12.500000          $13.563334            59,872.571
1998                                       13.563334           11.158599           255,677.706
1999                                       11.158599           10.107930           441,160.221
----------------------------------------------------------------------------------------------------
Value
1997                                      $12.500000          $12.435876           298,712.666
1998                                       12.435876           12.033566         1,262,760.931
1999                                       12.033566           11.517818         1,929,431.464
----------------------------------------------------------------------------------------------------
Growth & Income
1997                                      $12.500000          $12.692204           778,391.503
1998                                       12.692204           15.811724         4,876,965.282
1999                                       15.811724           18.506889        16,148,311.797
----------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                      $12.500000           $12.70863          3,259,257.566
----------------------------------------------------------------------------------------------------
Equity-Income
1997                                      $12.500000          $13.251413           411,414.749
1998                                       13.251413           14.249466         2,050,162.371
1999                                       14.249446           14.507362         5,176,955.371
----------------------------------------------------------------------------------------------------
Income & Value
1997                                      $12.500000          $12.705736            59,162.304
1998                                       12.705736           14.398732           277,338.588
1999                                       14.398732           15.408317         1,754,763,785
----------------------------------------------------------------------------------------------------
Balanced
1997                                      $12.500000          $12.798613           155,469.589
1998                                       12.798613           14.397307           705,998.837
1999                                       14.397307           13.941569         1,864,061.244
----------------------------------------------------------------------------------------------------
High Yield
1997                                      $12.500000          $12.864277           205,432.892
1998                                       12.864277           13.018749         1,187,037.940
1999                                       13.018749           13.844359         2,124,866.783
----------------------------------------------------------------------------------------------------
Strategic Bond
1997                                      $12.500000          $12.793187           201,747.245
1998                                       12.793187           12.761400         1,279,415.503
1999                                       12.761400           12.844300         1,957,762.473
----------------------------------------------------------------------------------------------------
Global Bond
1997                                      $12.500000          $12.850434            45,990.746
1998                                       12.850434           13.615563           184,398.545
1999                                       13.615563           12.511533           554,822.837
----------------------------------------------------------------------------------------------------
Total Return
1999                                      $12.500000          $12.243486         1,482,395.274
----------------------------------------------------------------------------------------------------
Investment Quality Bond
1997                                      $12.500000          $12.932971            75,627.863
1998                                       12.932971           13.845626           795,132.846
1999                                       13.845626           13.388502         2,117,952.360
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                             UNIT VALUE AT       UNIT VALUE AT        NUMBER OF UNITS
                                       START OF [YEAR](A)    END OF YEAR          AT END OF YEAR
----------------------------------------------------------------------------------------------------
Diversified Bond
1997                                      $12.500000          $12.768031            25,278.234
1998                                       12.768031           13.914540           162,214.705
1999                                       13.914540           13.798700           782,445.430
----------------------------------------------------------------------------------------------------
U.S. Government Securities
1997                                      $12.500000          $12.898929            49,384.296
1998                                       12.898929           13.651980           558,901.273
1999                                       13.651980           13.411398         1,669,225.469
----------------------------------------------------------------------------------------------------
Money Market
1997                                      $12.500000          $12.682927           431,878.733
1998                                       12.682927           13.123053         1,949,743.402
1999                                       13.123053           13.515626         9,877,862.311
----------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                      $12.500000          $12.184094            54,685.065
1998                                       12.184094           12.579492           369,032.152
1999                                       12.579492           14.195565           832,851.584
----------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                      $12.500000          $12.418021            722945.165
1998                                       12.418021           12.985550         2,996,409.085
1999                                       12.985550           14.903883         4,346,394.820
----------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                      $12.500000          $12.545543            819161.076
1998                                       12.545543           13.059244         3,939,117.609
1999                                       13.059244           14.456141         5,729,759.654
----------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                      $12.500000          $12.686656            107584.170
1998                                       12.686656           13.711730         1,295,671.881
1999                                       13.711730           14.566774         2,395,187.413
----------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                      $12.500000          $12.839861            47,679.118
1998                                       12.839861           13.933826           839,361.780
1999                                       13.933826           14.296546         1,593,352.835
----------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap
Value Focus(C)
1998                                      $12.500000          $10.568700            28,229.867
1999                                       10.568700           13.943374           133,116.175
----------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
1998
1999                                      $12.500000          $12.027400            29,849.178
                                           12.027400           14.325771           407,865.075
----------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital
Markets Focus
1998                                      $12.500000          $ 9.694900             2,492.548
1999                                        9.694900           15.787402            24,213.964
----------------------------------------------------------------------------------------------------


(A)  Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:


     - Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.


     - Merrill Lynch SMALL CAP Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on October 13, 1997.


     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.


(B)    FORMERLY, THE MID CAP GROWTH TRUST


(C)    FORMERLY, THE MERRILL LYNCH SPECIAL VALUE FOCUS FUND

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume:

         -        a single payment of $50,000 is made,

         - a 3% payment enhancement of $1,500 is credited to contract value,

         -        no additional payments are made and

         -        there are no partial withdrawals.

The table below illustrates five examples of the withdrawal charges that would be imposed if the contract is completely withdrawn. All contract values are hypothetical.

-----------------------------------------------------------------------------------------------------------------------
  Contract Year       Hypothetical        Free Withdrawal               Payments              Withdrawal Charge
                     Contract Value            Amount                  Liquidated
-----------------------------------------------------------------------------------------------------------------------
                                                                                           Percent          Amount
        2                $55,000             $ 5,000 (a)               $50,000              8.50%           $4,250
        4                $50,500             $ 5,000 (b)               $45,500              7.00%           $3,185
        6                $60,000             $10,000 (c)               $50,000              5.00%           $2,500
        8                $80,000             $30,000 (d)               $50,000              3.00%           $1,500
        10               $70,000             $20,000 (e)               $50,000              0.00%           $    0
-----------------------------------------------------------------------------------------------------------------------
        s

(a)      During any contract year the free withdrawal amount is the greater of:

         - the contract value minus unliquidated payments (accumulated earnings), or

         - 10% of total payments made under the contract minus any partial withdrawals in that contract year.

         In the second contract year the earnings under the contract are $5,000 ($55,000 - $50,000 = $5,000), and 10% of payments is equal to $5,000
         (0.10 x $50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(b) In the example for the fourth contract year, there were no earnings in the contract. The free withdrawal amount therefore is equal to 10% of payments (0.10 x $50,000 = $5,000) and the withdrawal charge is only applied to payments liquidated.

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

(d) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

(e) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

EXAMPLE 2 - Assume:

         -        a single payment of $50,000 is made,

         - a 3% payment enhancement of $1,500 is credited to contract value,

         -        no transfers are made,

         -        no additional payments are made and

         - there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.


--------------------------------------------------------------------------------------------------------------------------------
Hypothetical Contract          Partial      Free Withdrawal                  Payments              Withdrawal Charge
      Value                   Withdrawal       Amount                       Liquidated
                              Requested
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                Percent            Amount
         $65,000                $2,000            $15,000 (a)                  $    0             8.00%              $  0
         $49,000                $5,000            $ 3,000 (b)                  $2,000             8.00%              $160
         $52,000                $7,000            $ 4,000 (c)                  $3,000             8.00%              $240
         $44,000                $8,000            $     0 (d)                  $8,000             8.00%              $640
-------------------------------------------------------------------------------------------------------------------------------

(a)      The free withdrawal amount during any contract year is the greater of


         - the contract value minus unliquidated payments (accumulated earnings), or

         - 10% of payments minus 100% of all prior withdrawals in that contract year.

         For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000 - $50,000 less than 0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 less than 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 less than 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                                   APPENDIX D

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                                               TAX RATE

                                                                   QUALIFIED               NON-QUALIFIED
STATE                                                              CONTRACTS                 CONTRACTS

CALIFORNIA...........................................                  .50%                     2.35%
MAINE................................................                  .00%                     2.00%
NEVADA...............................................                  .00%                     3.50%
PUERTO RICO..........................................                 1.00%                     1.00%
SOUTH DAKOTA*........................................                  .00%                     1.25%
WEST VIRGINIA........................................                 1.00%                     1.00%
WYOMING..............................................                  .00%                     1.00%



* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium.)

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

             ISSUE AGE                                                       MAXIMUM MATURITY AGE
             70 or less                                                               85
             71-75                                                                    86
             76-80                                                                    88
             81-85                                                                    90
             86-90                                                                    93
             91-93                                                                    96
             94-95                                                                    98
             96-97                                                                    99
             98-99                                                                   101
             100-101                                                                 102
             102                                                                     103
             103                                                                     104
             104                                                                     105
             105                                                                     106

The annuitant must exercise a settlement annuity option no later than the maximum maturity age stated above. For example, an annuitant who is age 60 at issue must exercise a settlement option prior to age 86. We will use the issue age of the youngest annuitant in the determination of the required settlement option date.

If contracts are issued with annuitants over age 80, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the Pennsylvania restrictions in combination with the contract's 9-year withdrawal charge schedule.

                                   APPENDIX F

                  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS


The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.

          Cumulative Payments                        Payment Enhancement*
          $10,000 to $499,999                                3.0%
         $500,000 to $2,499,999                              4.0%
          $2,500,000 and above                               5.0%

Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:

EXAMPLE 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows**:

- A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.

- A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.


EXAMPLE 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment enhancements would be determined as follows**:

- A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.

- A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.


*Promotional Payment Enhancement rates that are currently in effect for new contracts are higher. See "Description of the Contract - Payment Enhancement."

**Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                                   APPENDIX G


                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contract. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

  INDIVIDUAL RETIREMENT ANNUITIES

          Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

  SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

          Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

  SIMPLE IRAS

          Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

  ROTH IRAS

         Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

-        made after the owner attains age 59-1/2;

-        made after the owner's death;

-        attributable to the owner being disabled; or

-        a qualified first-time homebuyer distribution within the meaning of
         Section 72(t)(2)(F) of the Code.

          In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

          As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth
  IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

  CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

          Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

  TAX-SHELTERED ANNUITIES

          Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such a death benefit could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-        earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

  These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

         Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

  DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

          Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The contract will be issued in connection with a section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                      MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A


                                       OF


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING



         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

      The date of this Statement of Additional Information is May 1, 2000.

            The Manufacturers Life Insurance Company of North America
                         500 Boylston Street, Suite 400
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History................................     3
Performance Data...............................................     3
Services
       Independent Auditors....................................     9
       Servicing Agent.........................................    10
       Principal Underwriter...................................    10

Audited Financial Statements...................................    11

                         GENERAL INFORMATION AND HISTORY




         The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



         Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.




                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees and administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and does not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, August 4, 1997, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                               SINCE INCEPTION
                                                                                  OR 10 YEARS,          INCEPTION
PORTFOLIO                                  1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE(A)
---------                                  ------             ------          --------------------        -------
Pacific Rim Emerging Markets               51.82%               N/A                  -3.03%              01/01/97
Science & Technology                       87.88%               N/A                  43.29%              01/01/97
International Small Cap                    73.54%               N/A                  20.97%              03/04/96
Aggressive Growth                          22.39%               N/A                  7.51%               01/01/97
Emerging Small Company                     62.32%               N/A                  23.40%              01/01/97
Small Company Blend                         N/A                 N/A                  18.70%              05/01/99
Mid Cap Stock                               N/A                 N/A                  -7.90%              05/01/99
All Cap Growth (C)                         33.92%               N/A                  21.14%              03/04/96
Overseas                                   29.93%               N/A                  10.29%              01/09/95
International Stock                        19.17%               N/A                  11.31%              01/01/97
International Value                         N/A                 N/A                  -5.15%              05/01/99
Mid Cap Blend                              17.24%             20.89%                12.23%B              06/18/85
Small Company Value                        -1.90%               N/A                  -5.53%              10/01/97
Global Equity                              -5.80%              8.66%                  7.03% (B)          03/18/88
Growth                                     26.55%               N/A                  24.92%              07/15/96
Large Cap Growth                           14.81%             17.28%                 11.02% (B)          08/03/89
Quantitative Equity                        11.87%               N/A                  22.69%              01/01/97
Blue Chip Growth                            9.05%             22.94%                 13.82%              12/11/92
Real Estate Securities                    -16.31%               N/A                  -6.19%              01/01/97
Value                                     -11.61%               N/A                   1.08%              01/01/97
Growth and Income                           8.50%             23.48%                 16.54%              04/23/91
U.S. Large Cap Value                        N/A                 N/A                  -6.17%              05/01/99
Equity-Income                              -6.04%             14.25%                 12.03%              02/19/93
Income & Value                             -1.28%             11.42%                  8.15% (B)          08/03/89

                                                                               SINCE INCEPTION
                                                                                  OR 10 YEARS,          INCEPTION
PORTFOLIO                                  1 YEAR             5 YEAR          WHICHEVER IS SHORTER        DATE(A)
---------                                  ------             ------          --------------------        -------
Balanced                                  -10.59%               N/A                  5.97%                01/01/97
High Yield                                 -1.89%               N/A                  3.63%                01/01/97
Strategic Bond                             -7.10%              6.84%                 5.04%                02/19/93
Global Bond                               -15.11%              4.89%                 6.36% (B)            03/18/88
Total Return                                 N/A                N/A                 -9.57%                05/01/99
Investment Quality Bond                   -10.71%              4.84%                 4.52% (B)            06/18/85
Diversified Bond                           -8.45%              6.81%                 5.80% (B)            08/03/89
U.S. Government Securities                 -9.31%              4.12%                 5.19% (B)            03/18/88
Money Market                               -4.96%              2.37%                 3.23% (B)            06/18/85
Lifestyle Aggressive 1000                   4.30%               N/A                  6.04%                01/07/97
Lifestyle Growth 820                        6.23%               N/A                  8.18%                01/07/97
Lifestyle Balanced 640                      2.15%               N/A                  6.71%                01/07/97
Lifestyle Moderate 460                     -1.99%               N/A                  6.44%                01/07/97
Lifestyle Conservative 280                 -5.31%               N/A                  4.75%                01/07/97
Merrill Lynch Small Cap Value              23.38%               N/A                 -0.88%                10/13/97
Focus - Class B (D)
Merrill Lynch Basic Value Focus -          10.56%               N/A                  4.67%                10/13/97
Class B
Merrill Lynch Developing Capital           54.30%               N/A                 -6.46%                10/13/97
Markets Focus - Class B



A Inception date of the sub-account of the Variable Account which invests in the portfolio.



B  10 year average annual return.



C  Formerly, Mid Cap Growth Trust.



D  Formerly, Merrill Lynch Special Value Focus Fund

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                                  SINCE INCEPTION
                                                                                   OR 10 YEARS,
PORTFOLIO                                    1 YEAR             5 YEAR         WHICHEVER IS SHORTER    INCEPTION DATE
---------                                    ------             ------         --------------------    --------------
Pacific Rim Emerging Markets(A)              51.82%              1.83%                 0.75%               10/04/94
Science & Technology                         87.88%               N/A                 43.29%               01/01/97
International Small Cap                      73.54%               N/A                 20.97%               03/04/96
Aggressive Growth                            22.39%               N/A                  7.51%               01/01/97
Emerging Small Company                       62.32%               N/A                 23.40%               01/01/97
Small Company Blend                           N/A                 N/A                 18.70%               01/01/99
Mid Cap Stock                                 N/A                 N/A                 -7.90%               01/01/99
All Cap Growth (C)                           33.92%               N/A                 21.14%               03/04/96
Overseas                                     29.93%               N/A                 10.29%               01/09/95
International Stock                          19.17%               N/A                 11.31%               01/01/97
International Value                           N/A                 N/A                 -5.15%               05/01/99
Mid Cap Blend                                17.24%             20.89%                12.23% (B)           06/18/85
Small Company Value                          -1.90%               N/A                 -5.53%               10/01/97
Global Equity                                -5.80%              8.66%                 7.03% (B)           03/18/88
Growth                                       26.55%               N/A                 24.92%               07/15/96
Large Cap Growth                             14.81%             17.28%                11.02% (B)           08/03/89
Quantitative Equity(A)                       11.87%             22.56%                14.15% (B)           04/30/87
Blue Chip Growth                              9.05%             22.94%                13.82%               12/11/92
Real Estate Securities(A)                   -16.31%              4.46%                 8.91% (B)           04/30/87
Value                                       -11.61%               N/A                  1.08%               01/01/97
Growth and Income                             8.50%             23.48%                16.54%               04/23/91
U.S. Large Cap Value                          N/A                 N/A                 -6.17%               05/01/99
Equity-Income                                -6.04%             14.25%                12.03%               02/19/93
Income & Value                               -1.28%             11.42%                 8.15% (B)           08/03/89
Balanced                                     10.59%               N/A                  5.97%               01/01/97
High Yield                                   -1.89%               N/A                  3.63%               01/01/97
Strategic Bond                               -7.10%              6.84%                 5.04%               02/19/93
Global Bond                                 -15.11%              4.89%                 6.36% (B)           03/18/88
Total Return                                  N/A                 N/A                 -9.57%               05/01/99

                                                                                  SINCE INCEPTION
                                                                                   OR 10 YEARS,
PORTFOLIO                                    1 YEAR             5 YEAR         WHICHEVER IS SHORTER    INCEPTION DATE
---------                                    ------             ------         --------------------    --------------
Investment Quality Bond                     -10.71%              4.84%                 4.52% (B)           06/18/85
Diversified Bond                             -8.45%              6.81%                 5.80% (B)           08/03/89
U.S. Government Securities                   -9.31%              4.12%                 5.19% (B)           03/18/88
Money Market                                 -4.96%              2.37%                 3.23% (B)           06/18/85
Lifestyle Aggressive 1000                     4.30%               N/A                  6.04%               01/07/97
Lifestyle Growth 820                          6.23%               N/A                  8.18%               01/07/97
Lifestyle Balanced 640                        2.15%               N/A                  6.71%               01/07/97
Lifestyle Moderate 460                       -1.99%               N/A                  6.44%               01/07/97
Lifestyle Conservative 280                   -5.31%               N/A                  4.75%               01/07/97
Merrill Lynch Small Cap Value Focus          23.38%               N/A                 -0.88%               10/13/97
  - Class B (D)
Merrill Lynch Basic Value Focus -            10.56%               N/A                  4.67%               10/13/97
  Class B
Merrill Lynch Developing Capital             54.30%               N/A                 -6.46%               10/13/97
  Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor. Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)  10 year average annual return.


(C)  Formerly, Mid Cap Growth Trust.



(D)  Formerly, Merrill Lynch Special Value Focus Fund

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999


                                                                                  SINCE INCEPTION
                                                                                   OR 10 YEARS,
PORTFOLIO                                   1 YEAR              5 YEAR         WHICHEVER IS SHORTER    INCEPTION DATE
---------                                   ------              ------         --------------------    --------------
Pacific Rim Emerging Markets(A)             60.37%               2.98%                 1.71%              10/04/94
Science & Technology                        96.43%               N/A                  44.62%              01/01/97
International Small Cap                     82.09%               N/A                  22.08%              03/04/96
Aggressive Growth                           30.93%               N/A                   9.82%              01/01/97
Emerging Small Company                      70.87%               N/A                  25.17%              01/01/97
Small Company Blend                          N/A                 N/A                  27.25%              05/01/99
Mid Cap Stock                                N/A                 N/A                  -0.23%              05/01/99
All Cap Growth (C)                          42.47%               N/A                  22.24%              03/04/96
Overseas                                    38.48%               N/A                  11.14%              01/09/95
International Stock                         27.72%               N/A                  13.47%              01/01/97
International Value                          N/A                 N/A                   2.78%              05/01/99
Mid Cap Blend                               25.78%              21.48%                12.27%              06/18/85
Small Company Value                          6.33%               N/A                  -2.29%              10/01/97
Global Equity                                2.07%               9.54%                 7.07% (B)          03/18/88
Growth                                      35.09%               N/A                  26.11%              07/15/96
Large Cap Growth                            23.36%              17.94%                11.06% (B)          08/03/89
Quantitative Equity(A)                      20.42%              23.12%                14.18% (B)          04/30/87
Blue Chip Growth                            17.59%              23.49%                14.05%              12/11/92
Real Estate Securities(A)                   -9.42%               5.49%                 8.94% (B)          04/30/87
Value                                       -4.29%               N/A                   3.67%              01/01/97
Growth and Income                           17.05%              24.02%                16.65%              04/23/91
U.S. Large Cap Value                         N/A                 N/A                   1.67%              05/01/99
Equity-Income                                1.81%              14.98%                12.36%              02/19/93
Income & Value                               7.01%              12.22%                 8.18% (B)          08/03/89
Balanced                                    -3.17%               N/A                   8.34%              01/01/97
High Yield                                   6.34%               N/A                   6.10%              01/01/97
Strategic Bond                               0.65%               7.78%                 5.51%              02/19/93
Global Bond                                 -8.11%               5.90%                 6.39% (B)          03/18/88

                                                                                  SINCE INCEPTION
                                                                                   OR 10 YEARS,
PORTFOLIO                                   1 YEAR              5 YEAR         WHICHEVER IS SHORTER    INCEPTION DATE
---------                                   ------              ------         --------------------    --------------
Total Return                                 N/A                 N/A                  -2.05%              05/01/99
Investment Quality Bond                     -3.30%              5.86%                  4.56% (B)          06/18/85
Diversified Bond                            -0.83%              7.76%                  5.84% (B)          08/03/89
U.S. Government Securities                  -1.76%              5.16%                  5.22% (B)          03/18/88
Money Market                                 2.99%              3.49%                  3.27% (B)          06/18/85
Lifestyle Aggressive 1000                   12.85%               N/A                   8.42%              01/07/97
Lifestyle Growth 820                        14.77%               N/A                  10.47%              01/07/97
Lifestyle Balanced 640                      10.70%               N/A                   9.06%              01/07/97
Lifestyle Moderate 460                       6.24%               N/A                   8.80%              01/07/97
Lifestyle Conservative 280                   2.60%               N/A                   7.19%              01/07/97
Merrill Lynch Small Cap Value Focus         31.93%               N/A                   2.62%              10/13/97
  - Class B (D)
Merrill Lynch Basic Value Focus -           19.11%               N/A                   8.09%              10/13/97
  Class B
Merrill Lynch Developing Capital            62.84%               N/A                  -3.19%              10/13/97
  Markets Focus - Class B



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)  10 year average annual return.


(C)  Formerly, Mid Cap Growth Trust.



(D)  Formerly, Merrill Lynch Special Value Focus Fund


                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


         The consolidated financial statements of the Company at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and for the Variable Account at December 31, 1999 and for each of the two years in the period ended December 31, 1999 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values

                  -        variable annuity participants and transaction

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company controlled by us. It serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 1999, 1998 and 1997 were $183,494,116, $122,828,714 and
$29,615,342 respectively. MSS did not retain any of these amounts during such periods.

                          AUDITED FINANCIAL STATEMENTS

                      AUDITED CONSOLIDATED
                      FINANCIAL STATEMENTS



                      THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA



                      Years ended December 31, 1999, 1998 and 1997

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS
                        THE MANUFACTURERS LIFE INSURANCE
                            COMPANY OF NORTH AMERICA

                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS


Report of Independent Auditors.............................................1
Audited Consolidated Financial Statements
     Consolidated Balance Sheets...........................................2
     Consolidated Statements of Income.....................................3
     Consolidated Statements of Changes in Shareholder's Equity............4
     Consolidated Statements of Cash Flows.................................5
Notes to Consolidated Financial Statements.................................6

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of North America



We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of North America (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of North America at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



Boston, Massachusetts

February 28, 2000                                         /s/  Ernst & Young LLP

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

CONSOLIDATED BALANCE SHEETS


As at December 31
ASSETS  ($ thousands)                                                                  1999                   1998
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Fixed-maturity securities  available-for-sale,  at fair value (note 3)        $     152,922           $    157,743
(amortized cost:  1999 $156,382; 1998 $152,969)
Short-term investments                                                               41,311                 34,074
Policy loans                                                                          7,049                  5,175
--------------------------------------------------------------------------------------------------------------------
Total investments                                                             $     201,282           $    196,992
--------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                     $      27,790           $     10,320
Accrued investment income                                                             2,630                  3,132
Deferred acquisition costs (note 5)                                                 655,294                449,332
Other assets                                                                         19,341                  6,360
Due from reinsurers                                                                 797,746                641,858
Separate account assets                                                          16,022,215             12,188,420
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $  17,726,298           $ 13,496,414
--------------------------------------------------------------------------------------------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                         $     139,764           $    102,252
Payable to affiliates                                                                10,267                  4,388
Notes payable to affiliates (note 10)                                               311,100                241,000
Deferred income taxes (note 6)                                                       46,533                 23,777
Other liabilities                                                                    50,577                 26,655
Due to reinsurers                                                                   808,599                655,892
Separate account liabilities                                                     16,022,215             12,188,420
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $  17,389,055           $ 13,242,384
--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
Common stock (note 8)                                                         $       2,600           $      2,600
Additional paid-in capital (note 8)                                                 207,102                179,053
Retained earnings                                                                   130,145                 70,293
Accumulated other comprehensive (loss) income                                        (2,604)                 2,084
--------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                                    $     337,243           $    254,030
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  17,726,298           $ 13,496,414
--------------------------------------------------------------------------------------------------------------------

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

CONSOLIDATED STATEMENTS OF INCOME


FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                           1999                 1998              1997
--------------------------------------------------------------- ----------------- ------------------- ----------------
REVENUES:
     Fees from separate accounts and policyholder funds           $   218,231            $ 166,498        $  126,636
     Advisory fees and other distribution revenues                    122,662               94,821            67,678
     Premiums                                                             175                    -                 -
     Net investment income (note 3)                                    12,721               12,178             7,906
     Net realized investment (losses) gains (note 3)                     (266)                 719               531
--------------------------------------------------------------- ----------------- ------------------- ----------------
TOTAL REVENUE                                                     $   353,523            $ 274,216        $  202,751
--------------------------------------------------------------- ----------------- ------------------- ----------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                             $     6,735            $   4,885        $    4,986
     Amortization of deferred acquisition costs (note 5)               44,554               53,499            40,649
     Other insurance expenses (note 11)                               192,834              135,624           100,385
     Financing costs                                                   16,842               12,497            14,268
--------------------------------------------------------------- ----------------- ------------------- ----------------
TOTAL BENEFITS AND EXPENSES                                       $   260,965            $ 206,505        $  160,288
--------------------------------------------------------------- ----------------- ------------------- ----------------
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES             $    92,558            $  67,711        $   42,463
--------------------------------------------------------------- ----------------- ------------------- ----------------
--------------------------------------------------------------- ----------------- ------------------- ----------------
INCOME TAX EXPENSE (NOTE 6)                                       $    32,706            $  23,873        $   15,044
--------------------------------------------------------------- ----------------- ------------------- ----------------
--------------------------------------------------------------- ----------------- ------------------- ----------------
NET INCOME FROM CONTINUING OPERATIONS                             $    59,852            $  43,838        $   27,419
--------------------------------------------------------------- ----------------- ------------------- ----------------
Discontinued operations (note 15):
     Loss from operations, net of tax                             $         -            $       -        $     (141)
     Gain on disposal, net of tax                                 $         -            $     582        $    5,955
--------------------------------------------------------------- ----------------- ------------------- ----------------
NET INCOME                                                        $    59,852            $  44,420        $   33,233
--------------------------------------------------------------- ----------------- ------------------- ----------------

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY


                                                                                        ACCUMULATED
                                                                          RETAINED         OTHER          TOTAL
                                             COMMON       ADDITIONAL      EARNINGS     COMPREHENSIVE  SHAREHOLDER'S
  ($thousands)                                STOCK    PAID-IN CAPITAL    (DEFICIT)    (LOSS) INCOME     EQUITY
  -------------------------------------------------------------------------------------------------------------------

  Balance at January 1, 1997                  $2,600        $131,322       $(7,360)      $    509       $  127,071
  Capital contribution (note 8)                    -          47,731             -              -           47,731
  Comprehensive income (note 4)                    -               -        33,233            691           33,924
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1997                  $2,600        $179,053       $25,873       $  1,200       $  208,726
  Comprehensive income (note 4)                    -               -        44,420            884           45,304
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1998                  $2,600        $179,053       $70,293       $  2,084       $  254,030
  Capital contribution (note 8)                    -          28,049             -              -           28,049
  Comprehensive income (loss) (note 4)             -               -        59,852         (4,688)          55,164
  -------------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                  $2,600        $207,102       $130,145      $ (2,604)      $  337,243
  -------------------------------------------------------------------------------------------------------------------

See accompanying notes.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                          1999        1998          1997

---------------------------------------------------------------------------- --------------  ----------   -----------
OPERATING ACTIVITIES:
Net income                                                                     $     59,852    $ 44,420     $  33,233
Adjustments  to  reconcile  net  income  to  net  cash  used  in  operating activities:
     Amortization of bond discount and premium                                          747         685           401
     Benefits to policyholders                                                        6,735       4,885         4,986
     Provision for deferred income tax                                               24,269       6,872        15,767
     Net realized investment losses (gains)                                             266       (719)         (531)
     Amortization of deferred acquisition costs                                      44,554      53,499        40,649
     Amortization  of deferred  acquisition  costs included in discontinued               -           -         1,707
       operations
     Policy acquisition costs deferred                                             (248,483)   (138,527)     (123,965)
     Gain on disposal of discontinued operations                                         -            -        (9,394)
     Changes in assets and liabilities:
         Accrued investment income                                                      502       (491)          (835)
         Other assets                                                              (12,981)       3,266        (1,396)
         Receivable from affiliates                                                       -       4,605        (4,605)
         Payable to affiliates                                                        5,879       4,644        (1,462)
         Other liabilities                                                           23,922      (1,882)        6,642
---------------------------------------------------------------------------- --------------  ----------   -----------
Net cash used in operating activities                                          $    (94,738)   $(18,743)     $(38,803)
---------------------------------------------------------------------------- --------------  ----------   -----------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                              $     95,139    $ 37,694     $  74,626
Fixed-maturity securities purchased                                                 (99,565)    (50,056)     (118,765)
Equity securities sold                                                                    -           -             1
Equity securities purchased                                                               -           -          (250)
Foreclosed real estate sold                                                               -           -          2,268
Disposal of discontinued operations                                                       -           -         16,338
Net change in short-term investments                                                 (7,237)    (19,082)      (10,697)
Policy loans advanced, net                                                           (1,874)     (1,899)       (2,639)
---------------------------------------------------------------------------- --------------  ----------   -----------
Cash used in investing activities                                              $    (13,537)   $(33,343)    $ (39,118)
---------------------------------------------------------------------------- --------------  ----------   -----------
FINANCING ACTIVITIES:
Net reinsurance consideration                                                  $     (3,181)   $ (7,014)    $  (5,443)
Deposits to policyholder funds                                                       50,351      15,551        20,607
Return of policyholder funds                                                        (19,574)    (10,934)      (15,462)
Increase in notes payable to affiliates                                              70,100      57,464        25,754
Capital contribution by Parent                                                       28,049           -        47,731
---------------------------------------------------------------------------- --------------  ----------   -----------
Cash provided by financing activities                                          $    125,745    $ 55,067     $  73,187
---------------------------------------------------------------------------- --------------  ----------   -----------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                                  17,470       2,981        (4,734)
Balance, beginning of year                                                           10,320       7,339        12,073
---------------------------------------------------------------------------- --------------  ----------   -----------
BALANCE, END OF YEAR                                                           $     27,790    $ 10,320     $   7,339
---------------------------------------------------------------------------- --------------  ----------   -----------

See accompanying notes.

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA"), is a wholly-owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"); prior to June 1, 1999, MLI indirectly owned 85% of MWLH, and minority shareholders associated with MWLH owned the remaining 15%. MLI is a wholly-owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial."

         MNA owns 100% of The Manufacturers Life Insurance Company of New York (hereinafter referred to as "MNY") and is the managing member with a 90% interest in Manufacturers Securities Services, LLC ("MSS"). MNY owns a 10% interest in MSS. MNA, MNY and MSS are hereinafter referred to collectively as "the Company."

         MNA issues individual and group annuity contracts in forty-eight states, excluding New York and New Hampshire. Prior to July 1, 1998, MNA also issued individual variable life insurance contracts. MNY issues individual and group annuity contracts and individual life insurance contracts in New York. Amounts invested in the fixed portion of the contracts are allocated to the general accounts of the Company or noninsulated separate accounts of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in shares of the various portfolios of the Manufacturers Investment Trust (hereinafter referred to as "MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

         Prior to October 1, 1997, NASL Financial Services Inc. ("NASL Financial"), a subsidiary of MNA, acted as investment adviser to MIT and as principal underwriter of the variable contracts issued by the Company. Effective October 1, 1997, MSS, the successor to NASL Financial, replaced NASL Financial as the investment adviser to MIT and as the principal underwriter of all variable contracts issued by MNA. MSS also acts as the principal underwriter for the variable contracts and is the exclusive distributor for all contracts issued by MNY.

         On October 31, 1998, MNA transferred a 10% interest in the members' equity of MSS to MNY as a contribution of capital valued at $175.

2.       SIGNIFICANT ACCOUNTING POLICIES

      A) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP") in the United States and include the accounts and operations, after intercompany eliminations, of the Company and its majority and wholly-owned subsidiaries, MSS and MNY.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

      B) RECENT ACCOUNTING STANDARDS

         i) In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). SFAS No. 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999, the FASB issued Statement 137, which delayed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company is evaluating the accounting implications of SFAS No. 133 and has not determined its potential impact on the Company's results of operations or its financial condition.

         ii) In December 1997, the American Institute of Certified Public Accountant's Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance on the recognition and measurement of liabilities for various assessments related to insurance activities, including those by state guaranty funds. The Company adopted SOP 97-3 during 1999. Prior to the adoption of SOP 97-3, the Company expensed and recognized liabilities for such assessments on a "pay-as-you-go" basis. The effect of adopting SOP 97-3 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

         iii) In March 1998, AcSEC issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires the capitalization of certain costs incurred in connection with developing or obtaining internal-use software. The Company adopted SOP 98-1 during 1999. Prior to the adoption of SOP 98-1, the Company expensed internal-use software-related costs as incurred. The effect of adopting the SOP 98-1 was to increase net income by $1,039 for the year ended December 31, 1999.

      C) INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective-interest method.

         The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

         For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost, which approximates fair value.

      D) CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with a maturity date of three months or less at acquisition to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

      E) DEFERRED ACQUISITION COSTS (DAC)

         Commissions, net of commission allowances for reinsurance ceded, and other expenses which vary with, and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional nonparticipating individual insurance policies is charged to expense over the premium-paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits, assuming the unrealized gains or losses on securities had been realized at year end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

      F) POLICYHOLDER LIABILITIES

         Policyholder liabilities equal the policyholder account value for the fixed portions of annuity, variable life and investment pension contracts with no substantial mortality or morbidity risk. Account values are increased for deposits received and interest credited, and are reduced by withdrawals. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

      G) SEPARATE ACCOUNTS

         Separate account assets and liabilities that are reported in the accompanying balance sheets represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the policyholders of the Company and its affiliates, or open-end investment management companies offered and managed by unaffiliated third parties, which are mutual funds that are separately administered for the benefit of the Company's policyholders and other contract owners. These assets and liabilities are reported at fair value. The policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder funds are included in revenues.

      H) REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded as revenue when due.

         MSS and formerly NASL Financial (collectively the Adviser) are responsible for managing the corporate and business affairs of MIT and act as investment adviser to MIT. As compensation for its investment advisory services, the Adviser receives advisory fees based on the daily average net assets of the portfolios. The Adviser, as part of its advisory services, is responsible for selecting and compensating subadvisers to manage the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Board of Trustees of MIT. The Company's discontinued operations include the compensation of NASL Financial for investment advisory fees and subadviser compensation from the North American Funds ("NAF") through October 1, 1997, the date the Company sold NAF. Subadviser compensation for MIT is included in other insurance expenses.

     I)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for annuity contracts and investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

      J) FINANCING AGREEMENTS

         MNA has entered into various financing agreements with reinsurers and an affiliated company. All assets and liabilities related to these contracts are reported on a gross basis. Due to the nature of MNA's products, these agreements are accounted for under the deposit method whereby the net premiums paid to the reinsurers are recorded as deposits.

      K) INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

      L) RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

      A) FIXED-MATURITY SECURITIES

         At December 31, 1999, the amortized cost and fair value of fixed-maturity securities available for sale are summarized as follows:

                                                                   GROSS             GROSS
                                           AMORTIZED COST       UNREALIZED     UNREALIZED LOSSES      FAIR VALUE
         AS AT DECEMBER 31,                                        GAINS
         ($ thousands)                       1999      1998      1999    1998    1999     1998        1999      1998
         ------------------------------ ---------- ---------- -------- ------- --------- -------- --------- ---------
         U.S. government                $  28,634  $ 18,266   $    94  $1,144  $  (740)    $ (28) $  27,988  $ 19,382
         Corporate                         92,532   100,705       122   3,376   (2,486)      (35)    90,168   104,046
         Mortgage-backed                   28,234    16,812        27     131     (406)      (68)    27,855    16,875
         Foreign governments                5,924    16,129        23     151        -        (8)     5,947    16,272
         States/political subdivisions      1,058     1,057         -     111       94)        -        964     1,168
         ------------------------------ ---------- ---------- -------- ------- --------- -------- --------- ---------
         TOTAL FIXED-MATURITY           $ 156,382  $152,969   $   266  $4,913  $(3,726)    $(139)  $152,922  $157,743
         SECURITIES
         ------------------------------ ---------- ---------- -------- ------- --------- -------  --------- ---------

         Proceeds from sales of fixed-maturity securities during 1999 were $81,874 (1998, $23,780; 1997, $53,325).

         The contractual maturities of fixed-maturity securities at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                                                    AMORTIZED COST           FAIR VALUE
         -----------------------------------------------------------------------------------------------------------
         FIXED-MATURITY SECURITIES
            One year or less                                                  $ 42,477              $ 42,567
            Greater than 1; up to 5 years                                       49,172                48,582
            Greater than 5; up to 10 years                                      18,299                17,505
            Due after 10 years                                                  18,200                16,413
            Mortgage-backed securities                                          28,234                27,855
         -----------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES                                      $156,382              $152,922
         -----------------------------------------------------------------------------------------------------------

         Fixed-maturity securities with a fair value of $6,108 and $6,105 at December 31, 1999 and 1998, respectively, were on deposit with, or in custody accounts on behalf of, state insurance departments to satisfy regulatory requirements.

      B) INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                              1999               1998              1997
         -----------------------------------------------------------------------------------------------------------
         Fixed-maturity securities                                $9,945            $ 9,904            $7,250
         Short-term investments                                    2,960              2,503             1,126
         Other invested assets                                         -                 19                 -
         -----------------------------------------------------------------------------------------------------------
         Gross investment income                                  12,905             12,426             8,376
         -----------------------------------------------------------------------------------------------------------
         Investment expenses                                        (184)              (248)             (470)
         -----------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                   $12,721           $ 12,178            $7,906
         -----------------------------------------------------------------------------------------------------------

         The gross realized gains and losses on the sales of investments were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                 1999               1998               1997
         -----------------------------------------------------------------------------------------------------------
         Fixed-maturity securities:
           Gross realized gains                                        $311               $724               $788
           Gross realized losses                                       (577)                (5)                (7)
         Equity securities
           Gross realized losses                                          -                  -               (250)
         -----------------------------------------------------------------------------------------------------------
         NET REALIZED (LOSS) GAIN                                     ($266)              $719               $531
         -----------------------------------------------------------------------------------------------------------

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($ thousands)                                                            1999         1998         1997
          ---------------------------------------------------------------- -------------- ------------ -------------
          NET INCOME                                                           $ 59,852    $  44,420     $ 33,233
          ---------------------------------------------------------------- -------------- ------------ -------------
          OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX:
            Unrealized holding (losses) gains arising during the period          (4,861)       1,351        1,036
             Less:
             Reclassification  adjustment  for  realized  (losses)  gains
          included In net income                                                   (173)         467          345
          ---------------------------------------------------------------- -------------- ------------ -------------
          Other comprehensive (loss) income                                      (4,688)         884          691
          ---------------------------------------------------------------- -------------- ------------ -------------
          COMPREHENSIVE INCOME                                                 $ 55,164    $  45,304     $ 33,924
          ---------------------------------------------------------------- -------------- ------------ -------------

         Other comprehensive (loss) income is reported net of income taxes (benefit) of $(1,513), $476, and $372 for 1999, 1998, and 1997,
         respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                               1999                1998             1997
         ----------------------------------------------- -------------------- ------------------- ------------------
         Balance at January 1                                 $   449,332         $   364,983           $ 290,610
         Capitalization                                           248,483             138,527             123,965
         Amortization                                             (44,554)            (53,499)            (40,649)
         Amortization included in discontinued                          -                   -              (1,707)
           operations
         Amortization included in gain on disposal of                   -                   -              (6,943)
           discontinued operations
         Effect of net unrealized losses (gains) on                 2,033                (679)               (293)
           securities available-for-sale
         ----------------------------------------------- -------------------- ------------------- ------------------
         BALANCE AT DECEMBER 31                               $   655,294         $   449,332           $ 364,983
         ----------------------------------------------- -------------------- ------------------- ------------------


6.       INCOME TAXES

         The components of income tax expense from continuing operations were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                    1999             1998              1997
         ----------------------------------------------------- ----------------- ----------------- -----------------
         Current expense (benefit)                                  $    8,437         $ 17,001           $  (723)
         Deferred expense                                               24,269            6,872            15,767
         ----------------------------------------------------- ----------------- ----------------- -----------------
         TOTAL EXPENSE                                               $  32,706         $ 23,873           $15,044
         ----------------------------------------------------- ----------------- ----------------- -----------------

         Significant components of the Company's net deferred tax liability are as follows:

         -----------------------------------------------------------------------------------------------------------
         AS AT DECEMBER 31
         ($ thousands)                                                                     1999               1998
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
            Financing arrangements                                                    $     136         $    1,289
            Unrealized losses on securities available for sale                            1,048                  -
         -----------------------------------------------------------------------------------------------------------
         Gross deferred tax assets                                                        1,184              1,289
            Valuation allowance                                                            (657)                 -
         -----------------------------------------------------------------------------------------------------------
         Net deferred tax assets                                                            527              1,289
         -----------------------------------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred policy acquisition costs                                           (43,559)           (22,017)
            Unrealized gains on securities available-for-sale                                 -             (1,122)
            Other                                                                        (3,501)            (1,927)
         -----------------------------------------------------------------------------------------------------------
         Total deferred tax liabilities                                                 (47,060)           (25,066)
         -----------------------------------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                                   $ (46,533)        $  (23,777)
         -----------------------------------------------------------------------------------------------------------

         As of December 31, 1999, the Company had $3,460 of unrealized capital losses in its available-for-sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believes that it is more likely than not that it will be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company has therefore, established a valuation allowance for the amount in excess of the available capital gains. The Company believes that it will realize the full benefit of its remaining deferred tax assets.

         The Company is a member of the MWLH-affiliated group, filing a consolidated federal income tax return. MNA and MNY file separate state income tax returns. The method of allocation between the companies is subject to a written tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability (computed on a separate-return basis) bears to the tax liability of the consolidated group. The tax charge to MNA or MNY will not be more than either company would have paid on a separate-return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates, which are settled periodically.

         The Company made estimated tax payments of $11,077, $12,516 and $531 in 1999, 1998 and 1997, respectively.

7.       FINANCING AND REINSURANCE AGREEMENTS

         The financing agreements entered into with reinsurance companies relate primarily to the products sold by MNA. Most of MNA's reinsured products are considered investment products under generally accepted accounting principles and, as such, the reinsurance agreements are considered financing arrangements and are accounted for under the deposit method. Under this method, net premiums received by the reinsurer are recorded as deposits. Financing transactions have been entered into primarily to improve cash flow and statutory capital.

         The Company has entered into two indemnity coinsurance agreements to reinsure 100% of all contractual liabilities arising from the fixed portion of both in-force and new variable annuity business written by the Company. Under these agreements, each reinsurer, one unaffiliated and one affiliated, receives the fixed portion of all premiums and transfers received by the Company. Each reinsurer reimburses the Company for all claims and provides expense allowances to cover commissions and other costs associated with the reinsured business.

         The Company has modified coinsurance agreements with two unaffiliated life insurance companies. The treaties cover the quota share of all elements of risk under the variable portion of certain variable annuity policy forms. Another treaty, recaptured in 1999, with an unaffiliated life insurance company covered the variable portion of certain annuity contracts written prior to December 31, 1996.

         The Company has treaties with three reinsurers, two unaffiliated and one affiliated, to reinsure its Minimum Death Benefit Guarantee risk. In addition, the Company reinsures a portion of its risk related to waiving surrender charges at death. The Company is paying the reinsurers an asset- based premium, the level of which varies with both the amount of exposure to this risk and the realized experience.

         The Company has a treaty with an unaffiliated reinsurer to reinsure a quota share of the variable portion of the Company's variable life insurance contracts. In addition, the reinsurer assumes the product's net amount at risk in excess of the Company's retention limit on a yearly renewable term basis.

         During 1998, MNY entered into reinsurance agreements with various reinsurers to reinsure face amounts in excess of $100 for its traditional nonparticipating insurance product. To date, there have been no reinsurance recoveries under these agreements.

         In the event of insolvency of a reinsurer, the Company remains primarily liable to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company and, accordingly, the Company periodically monitors the financial condition of its reinsurers.

         The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits or a significant change in the ownership of the Company. The Company does not have any reinsurance agreements in effect under which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8.       SHAREHOLDER'S EQUITY

         The Company has one class of capital stock:

         AS AT DECEMBER 31:
         ($ thousands)                                                                         1999             1998
         ---------------------------------------------------------------- -------------------------- ----------------
         AUTHORIZED:
             3,000 Common shares, par value $1,000
         ISSUED AND OUTSTANDING:
             2,600 Common shares                                                            $ 2,600           $2,600
         ---------------------------------------------------------------- -------------------------- ----------------

         In December 1999, the Company received a capital contribution of $28,049 from MWLH.

         In October 1997, the Company received a capital contribution of $47,731 from MWLH to support expansion of its New York operations.

         The net assets of MNA and MNY available to MWLH as dividends are generally limited to, and cannot be made except from, earned statutory basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Insurance Commissioners of the States of Delaware and New York is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         Net (loss) income and capital and surplus, as determined in accordance with statutory accounting principles for MNA and MNY were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                              1999               1998              1997
         -----------------------------------------------------------------------------------------------------------
         MNA:
            Net (loss) income                                   $ (2,524)          $ 28,067          $ 22,259
            Net capital and surplus                              171,094            157,940           139,171
         MNY:
            Net income (loss)                                        932             (5,678)           (1,562)
            Net capital and surplus                               63,470             62,881            68,336
         -----------------------------------------------------------------------------------------------------------

         State regulatory authorities prescribe statutory accounting practices that differ in certain respects from accounting principles generally accepted in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, nonadmitted asset balances and reserve calculation assumptions.

         MNA's broker dealer subsidiary, MSS, is subject to the Securities and Exchange Commission's (SEC) "Net Capital Rule" as defined under rule 15c3-1. At December 31, 1999 and 1998, the net capital of the broker dealer exceeded the SEC's minimum capital requirements.

9.       RELATED-PARTY TRANSACTIONS

         The Company utilized various services provided by MLI in 1999, 1998 and 1997, such as legal, personnel, investment accounting and other corporate services. The charges for these services were approximately $11,751, $12,752 and $8,229 in 1999, 1998 and 1997, respectively. At
         December 31, 1999 and 1998, the Company had a net liability to MLI for these services and interest accrued on notes payable of $8,341 and $180, respectively. At December 31, 1999 and 1998, the payable is offset by a receivable from MIT and MLI for expenses paid on their behalf of $434 and $792, respectively. In addition, the Company has an intercompany payable to MWLH relating to federal income taxes of $2,360 and $5,000 reflected in the intercompany payable at December 31, 1999 and 1998, respectively.

         The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 6, 7, 8, 10, 12, 13 and 14 for additional related-party transactions).

10.      NOTES PAYABLE TO AFFILIATES AND LINES OF CREDIT

         MNA has promissory notes from The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") for $291,100 including an additional borrowing of $70,100 during 1999. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus 32.5 basis points and is payable in quarterly installments. Principal and accrued interest are payable within 45 days of demand. Accrued interest payable at December 31, 1999 and 1998 is $834 and $419, respectively.

         MNA has a surplus note of $20,000 with interest at 8% due to ManUSA. The note and accrued interest are subordinated to payments due to policyholders and other claimants. Principal and interest payments and interest accruals can be made only upon prior approval of the Insurance Department of the State of Delaware.

         MNA and MNY have unsecured lines of credit with State Street Bank and Trust Company totaling $15,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advances under the lines of credit at December 31, 1999 and 1998.

         Interest expense and interest paid in 1999 were $15,546 and $15,250, respectively (1998 $13,506 and $16,861; 1997 $10,887 and $9,354).

11.      OTHER INSURANCE EXPENSES

         Other insurance expenses were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                1999               1998                1997
         -----------------------------------------------------------------------------------------------------------
         Selling and administrative expenses                      $69,757             $49,732             $42,581
         Subadvisory fees                                          53,118              38,701              26,364
         General operating expenses                                69,959              47,191              31,440
         -----------------------------------------------------------------------------------------------------------

         TOTAL
                                                                 $192,834            $135,624            $100,385
         -----------------------------------------------------------------------------------------------------------

12.      EMPLOYEE BENEFITS

      A) EMPLOYEE RETIREMENT PLAN

         Prior to July 1, 1998, MNA and MNY, participated in a noncontributory defined benefit pension plan (the Nalaco Plan) sponsored by MLI, covering its employees. A similar plan (the Manulife Plan) also existed for ManUSA. Both plans provided pension benefits based on length of service and final average earnings. Vested benefits were fully funded; current pension costs were funded as they accrue.

         Effective July 1, 1998, the Nalaco Plan was merged into the Manulife Plan as approved by the Board of Directors of MLI. The merged plan was then restated as a cash balance pension plan entitled "The Manulife Financial U.S. Cash Balance Pension Plan" (Cash Balance Plan). Participants in the two prior plans ceased accruing benefits under the old plan effective June 30, 1998, and became participants in the Cash Balance Plan on July 1, 1998. Also effective July 1, ManUSA became the sponsor of the Cash Balance Plan. Each participant who was a participant in one of the prior plans received an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the prior plan, using Pension Benefit Guaranty Corporation rates (PBCG). Future contribution credits under the Cash Balance Plan vary by service, and interest credits are a function of the interest rate levels. Pension benefits are provided to those participants after three years of vesting service, and the normal retirement benefit is actuarially equivalent to the cash balance account at normal retirement date. The normal form of payment under the Cash Balance Plan is a life annuity, with various optional forms available.

         Actuarial valuation of accumulated plan benefits are based on projected salaries and best estimates of investment yields on plan assets, mortality of participants, employee termination and ages at retirement. Pension costs relating to current service and amortization of experience gains and losses are amortized to income over the estimated average remaining service lives of the participants. No pension expense was recognized by the sponsor in 1999, 1998 or 1997 because the plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 1999, the projected benefit obligation based on an assumed interest rate of 7.5% was $68,410. The fair value of plan assets invested in ManUSA's general fund deposit administration insurance contracts was $86,777.

         Prior to July 1, 1998, MNA also participated in an unfunded Supplemental Executive Retirement Plan (Manulife SERP) sponsored by MLI for executives. This was a non-qualified plan that provides defined pension benefits in excess of limits imposed by the law to those retiring after age 50 with 10 or more years of vesting service, and the pension benefit is a final average benefit based on the executive's highest 5-year average earnings. Compensation was not limited by, and benefits were not restricted by the Internal Revenue Code Section 415.

         Effective July 1, 1998, the Manulife SERP was restated to become a supplemental cash balance plan, and each participant in the SERP who became a participant in the restated plan was provided with an opening account balance equal to the present value of their June 30, 1998 accrued benefit under the SERP, using PBGC rates. Future contribution credits vary by service, and interest credits are a function of interest rate levels. These annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in Internal Revenue Code Section 401(a)(17). In addition, a one time contribution may be made for a participant if it is determined at the time of their termination of employment that the participant's pension benefit under the Cash Balance Plan is limited by Internal Revenue Code Section 415. Together, these contributions serve to restore to the participant the benefit that they would have been entitled to under the Cash Balance Plan's benefit formula but for the limitation in Internal Revenue Code Sections 401(a)(17) and 415. Benefits are provided to participants after three years. The default form of payment under the plan is a lump sum although participants may elect to receive payment in the form of an annuity provided that such election is made within the time period prescribed in the plan. If an annuity form of payment is elected, the amount payable is equal the actuarial equivalent of the participant's balance under the supplemental Cash Balance Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the qualified Cash Balance Plan.

      B) 401(K) PLAN

         Prior to July 1, 1998, the Company also sponsored a defined contribution plan, the North American Security Life 401(k) Savings Plan, which was subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). A similar plan, the Manulife Financial 401K Savings Plan, also existed for employees of ManUSA. These two plans were merged on July 1, 1998 into one defined contribution plan sponsored by ManUSA, as approved by the Board of Directors on March 26, 1998. The Company contributed $300, $285 and $353 in 1999, 1998 and 1997, respectively.

      C) OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plan, the Company participates in the other postretirement benefit plan of ManUSA which provides retiree medical and life insurance benefits to those who have attained age 55 with ten or more years of service. The plan provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered dependents reach age 65, Medicare provides primary coverage and the plan provides secondary coverage. There is no contribution for post-age 65, coverage and no contributions are required for retirees for life insurance coverage. The plan is unfunded.

         The other postretirement benefit cost of the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA.

 13.     LEASES

         In January 1999, ManUSA entered into a new sublease agreement on behalf of the Company. In September 1999, the Company surrendered its old office space and was released from its lease commitment. The Company moved into the new office space in September 1999 with payments to the landlord commencing January 1, 2000. The free rent from September to December 1999 is being amortized over the term of the lease. For the years ended December 31, 1999, 1998 and 1997, the Company incurred rent expenses of $3,105, $1,617 and, $1,316, respectively. The Company also leases various office equipment under operating lease agreements.

         The minimum lease payments associated with the office space and various office equipment under operating lease agreements are as follows:

         YEAR ENDED:            MINIMUM LEASE PAYMENTS
         ------------------------------------------------------
           2000                            4,028
           2001                            4,012
           2002                            4,008
           2003                            3,994
           2004 and after                 19,234
         ------------------------------------------------------

         Total                           $35,276
         ------------------------------------------------------

14.      GUARANTEE AGREEMENT

         Pursuant to a guarantee agreement, MLI unconditionally guarantees that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under the fixed portion of the variable annuity contracts issued by MNA. The guarantee covers the outstanding fixed portion of variable annuity contracts, including those issued prior to the date of the guarantee agreement.

15.      DISCONTINUED OPERATIONS

         On May 6, 1997, MNA signed a letter of intent to sell its mutual fund operations. This disposal has been accounted for as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, which, among other provisions, required the plan of disposal to be carried out within one year. On October 1, 1997, the Company sold its advisory operations for NAF and the pre-existing deferred commission assets related to the mutual fund operations. In 1998, related to the sale, the Company received a contingent payment of $1,000, before income taxes, less an adjustment of $105 to the final settlement of the purchase price. For 1998 and 1997, the Company realized a gain of $895 and $9,161, before applicable taxes of $313 and $3,206, respectively. Included in the gain for 1997 is a provision of $10, before applicable taxes of $3, for the loss from continuing operations during the phase-out period. Expenses of $223 in 1997 were incurred on the sale and netted against the realized gain.

         The operating results related to discontinued operations are summarized as follows:

         FOR THE YEAR ENDED DECEMBER 31
         ($ thousands)                                           1997
         ------------------------------------------  -------------------

         Advisory fees, commissions
            and distribution revenues                      $     4,605
         ------------------------------------------  -------------------
         Loss from operations before income tax            $      (217)
            benefit
         Income tax benefit                                         76
         ------------------------------------------  -------------------

         Loss from operations, net of tax                  $      (141)
         ------------------------------------------  -------------------

16.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                           1999                           1998
      ---------------------------------------- ----------------------------- -------------------------------
      ($ thousands)                            CARRYING VALUE   FAIR VALUE    CARRYING VALUE    FAIR VALUE
      ---------------------------------------- ---------------- ------------ ----------------- -------------
      ASSETS:
          Fixed-maturity securities                 152,922        152,922         157,743        157,743
          Short-term investments                     41,311         41,311          34,074         34,074
          Policy loans                                7,049          7,049           5,175          5,175
          Cash and cash equivalents                  27,790         27,790          10,320         10,320
          Due from reinsurers                       797,746        797,746         641,858        641,858
          Separate account assets                16,022,215     16,022,215      12,188,420     12,188,420

      LIABILITIES:
          Policyholder liabilities and              139,764        137,717         102,252         98,312
             accruals
          Due to reinsurers                         808,599        808,599         655,892        655,892
          Notes payable to affiliates               311,100        311,100         241,000        241,000
          Separate account liabilities           16,022,215     16,022,215      12,188,420     12,188,420
      ----------------------------------------  -----------    -----------     -----------   ------------

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Short-Term Investments and Cash and Cash Equivalents: Carrying values approximate fair values.

         Policy Loans:  Carrying values approximate fair values.

         Due from Reinsurers: Fair value is equal to deposits made under the contract and approximates the carrying value.

         Separate Account Assets and Liabilities: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability.

         Due to Reinsurers: Amounts on deposit from and payable to reinsurers reflects the net reinsured cash flow related to financing agreements which is primarily a current liability. As such, fair value approximates carrying value.

         Notes Payable to Affiliates: Fair value is considered to approximate carrying value as the majority of notes payable are at variable interest rates that fluctuate with market interest rate levels.

17.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

                                    AUDITED FINANCIAL STATEMENTS

                                    THE MANUFACTURERS LIFE INSURANCE
                                    COMPANY OF NORTH AMERICA
                                    SEPARATE ACCOUNT A

                                    Years ended December 31, 1999 and 1998

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements


                     Years ended December 31, 1999 and 1998




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...............................2
Statements of Operations and Changes in Contract Owners' Equity...............4
Notes to Financial Statements................................................19

                         Report of Independent Auditors


To the Contract Owners of
The Manufacturers Life Insurance Company of
   North America Separate Account A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A of The Manufacturers Life Insurance Company of North America as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 1999, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.



                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2000

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1999

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Mid Cap Blend Portfolio--65,729,135 shares (cost $1,267,408,277)                          $1,439,468,050
       Investment Quality Bond Portfolio--18,866,533 shares (cost $226,060,734)                     218,851,779
       Growth and Income Portfolio--84,573,096 shares (cost $1,992,453,797)                       2,763,003,036
       Blue Chip Growth Portfolio--66,175,463 shares (cost $1,130,509,788)                        1,432,037,014
       Money Market Portfolio--87,199,520 shares (cost $871,995,200)                                871,995,200
       Global Equity Portfolio--39,047,614 shares (cost $705,363,023)                               733,704,675
       Global Bond Portfolio--11,832,771 shares (cost $152,950,552)                                 137,260,140
       U.S. Government Securities Portfolio--17,391,094 shares (cost $233,276,680)                  230,258,080
       Diversified Bond Portfolio--14,571,220 shares (cost $160,288,296)                            157,660,602
       Income & Value Portfolio--46,224,569 shares (cost $549,978,606)                              596,759,183
       Large Cap Growth Portfolio--20,739,517 shares (cost $296,005,542)                            357,341,870
       Equity-Income Portfolio--47,843,723 shares (cost $781,387,327)                               815,735,481
       Strategic Bond Portfolio--22,452,974 shares (cost $262,767,771)                              250,126,128
       Overseas Portfolio--19,953,323 shares (cost $249,056,453)                                    317,656,908
       Growth Portfolio--18,940,379 shares (cost $396,795,271)                                      509,117,400
       Mid Cap Growth Portfolio--23,114,951 shares (cost $406,781,895)                              575,331,123
       International Small Cap Portfolio--6,499,140 shares (cost $112,015,695)                      183,015,794
       Pacific Rim Emerging Markets Portfolio--6,220,744 shares (cost $57,924,402)                   67,681,694
       Science & Technology Portfolio--25,024,745 shares (cost $647,828,449)                        905,145,043
       Emerging Small Company Portfolio--2,789,537 shares (cost $76,485,645)                        113,645,728
       Aggressive Growth Portfolio--6,470,337 shares (cost $86,725,579)                             112,195,642
       International Stock Portfolio--6,362,311 shares (cost $88,511,635)                            98,170,464
       Quantitative Equity Portfolio--6,985,304 shares (cost $174,265,768)                          196,706,168
       Value Trust  Portfolio--9,342,873 shares (cost $138,659,120)                                 123,606,206
       Real Estate Securities Portfolio--2,324,186 shares (cost $34,875,077)                         29,958,758
       Balanced Portfolio--5,518,702 shares (cost $102,541,513)                                      98,343,272
       High Yield Portfolio--11,198,777 shares (cost $150,059,901)                                  143,792,293
       Lifestyle Aggressive 1000 Portfolio--3,780,611 shares (cost $49,539,440)                      54,970,082
       Lifestyle Growth 820 Portfolio--18,884,819 shares (cost $259,812,929)                        286,671,549
       Lifestyle Balanced 640 Portfolio--20,650,896 shares (cost $276,213,083)                      294,068,753
       Lifestyle Moderate 460 Portfolio--9,496,242 shares (cost $128,936,221)                       134,181,905
       Lifestyle Conservative 280 Portfolio--6,344,330 shares (cost $83,329,291)                     83,427,946
       Small Company Value Portfolio--4,766,424 shares (cost  $52,201,014)                           58,484,021
       US Large Cap Value Portfolio--9,186,453 shares (cost $113,163,494)                           117,954,060
       Mid Cap Stock Portfolio--2,161,880 shares (cost $26,330,859)                                  27,239,687
       Small Company Blend Portfolio--2,402,094 shares (cost $32,641,242)                            37,857,001
       International Value Trust Portfolio--2,175,349 shares (cost $26,432,131)                      28,236,032
       Total Return Portfolio--5,294,711 shares (cost $65,544,878)                                   65,495,571

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

    Statement of Assets, Liabilities and Contract Owners' Equity (continued)

                                December 31, 1999


ASSETS (CONTINUED)
   Investments at market value (continued):
     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--1,402,863 shares (cost $19,814,327)                   $     19,050,878
       Developing Capital Markets Focus Portfolio--127,061 shares (cost $1,053,733)              1,312,542
       Special Value Focus Portfolio--197,764 shares (cost $3,968,589)                           4,617,790
                                                                                          ----------------

Total assets                                                                              $ 14,692,135,548
                                                                                          ================
CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                $ 14,670,567,844
Annuity reserves                                                                                21,567,704
                                                                                          ----------------

Total contract owners' equity                                                             $ 14,692,135,548
                                                                                          ================





See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                     Statements of Operations and Changes in
                             Contract Owners' Equity


                                                                             SUB-ACCOUNT
                                  --------------------------------------------------------------------------------------------------
                                          MID CAP BLEND (1)           INVESTMENT QUALITY BOND             GROWTH AND INCOME
                                  --------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                        1999             1998            1999           1998            1999             1998
                                  --------------------------------------------------------------------------------------------------
Income:
   Dividends                       $  153,929,397   $  262,896,468   $ 11,715,866   $  9,380,173   $   80,203,495    $  104,185,784

Expenses:
    Mortality and expense risk
       and administrative charges      18,761,395       19,254,747      3,235,250      2,619,222       34,879,668        24,518,612
                                  --------------------------------------------------------------------------------------------------
Net investment income (loss)          135,168,002      243,641,721      8,480,616      6,760,951       45,323,827        79,667,172

Net realized gain (loss)              (26,061,804)      31,286,927        855,077      3,524,700      192,498,787       120,361,648
Unrealized appreciation
    (depreciation) during the
    period                            199,725,097     (174,185,950)   (16,830,922)     2,142,373      149,108,797       182,367,957
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        308,831,295      100,742,698     (7,495,229)    12,428,024      386,931,411       382,396,777

Changes from principal
    transactions:
       Purchase payments               93,411,927       94,757,279     40,597,928     34,025,800      379,342,825       248,202,994
       Transfers between sub-
           accounts and the
           Company                   (148,189,886)     (73,281,664)      (152,399)    27,481,604      201,840,782       109,065,836
       Withdrawals                   (180,603,372)    (127,824,175)   (29,033,342)   (18,664,400)    (262,999,113)     (142,936,147)
       Annual contract fee               (578,783)        (627,094)       (67,743)       (56,911)        (798,850)         (612,633)
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (235,960,114)    (106,975,654)    11,344,444     42,786,093      317,385,644       213,720,050
                                  --------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            72,871,181       (6,232,956)     3,849,215     55,214,117      704,317,055       596,116,827
Contract owners' equity at
    beginning of period             1,366,596,869    1,372,829,825    215,002,564    159,788,447    2,058,685,981     1,462,569,154
                                  --------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $1,439,468,050   $1,366,596,869   $218,851,779   $215,002,564   $2,763,003,036    $2,058,685,981
                                  ==================================================================================================

(1) On May 3, 1999, the Equity Sub-Account was renamed Mid Cap Blend through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                              BLUE CHIP GROWTH                 MONEY MARKET                   GLOBAL EQUITY
                                      ----------------------------------------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                            1999            1998           1999            1998             1999          1998
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                          $   48,024,156   $  13,929,066   $  29,316,220   $  21,461,471   $  84,963,853   $ 59,603,230

Expenses:
    Mortality and expense risk
       and administrative charges         17,072,171      10,658,625       9,381,472       6,194,641      11,225,268     12,014,172
                                      ----------------------------------------------------------------------------------------------
Net investment income (loss)              30,951,985       3,270,441      19,934,748      15,266,830      73,738,585     47,589,058

Net realized gain (loss)                  92,356,233      61,124,930         (37,631)        192,043      34,261,905     27,283,864
Unrealized appreciation
    (depreciation) during the
    period                                80,600,837     123,565,136               0               0     (93,110,046)     6,192,769
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           203,909,055     187,960,507      19,897,117      15,458,873      14,890,444     81,065,691

Changes from principal transactions:
       Purchase payments                 267,993,066     142,511,048     374,293,200     280,358,533      51,092,502     61,937,777
       Transfers between sub-
           accounts and the
           Company                        99,970,099      70,636,247     302,685,947     (41,216,927)    (84,444,789)   (27,166,058)
       Withdrawals                      (122,015,658)    (50,972,213)   (291,230,505)   (115,055,612)    (98,792,707)   (71,777,066)
       Annual contract fee                  (388,548)       (266,440)       (159,194)       (111,391)       (331,275)      (372,022)
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               245,558,959     161,908,642     385,589,448     123,974,603    (132,476,269)   (37,377,369)
                                      ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              449,468,014     349,869,149     405,486,565     139,433,476    (117,585,825)    43,688,322
Contract owners' equity at
    beginning of period                  982,569,000     632,699,851     466,508,635     327,075,159     851,290,500    807,602,178
                                      ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $1,432,037,014   $ 982,569,000   $ 871,995,200   $ 466,508,635   $ 733,704,675   $851,290,500
                                      ==============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                              GLOBAL BOND (2)           U.S. GOVERNMENT SECURITIES        DIVERSIFIED BOND (3)
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                           1999            1998            1999             1998          1999           1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  15,950,596   $  18,973,842   $  10,287,189   $   9,103,890   $  16,986,531   $  17,570,424

Expenses:
    Mortality and expense risk
       and administrative charges         2,249,622       2,750,057       3,564,976       2,945,305       2,451,082       2,625,650
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             13,700,974      16,223,785       6,722,213       6,158,585      14,535,449      14,944,774

Net realized gain (loss)                 (7,723,870)        898,854       1,192,111       4,428,098         541,478       3,497,458
Unrealized appreciation
    (depreciation) during the
    period                              (20,175,181)     (5,780,204)    (12,050,024)      1,035,564     (16,277,262)     (1,878,860)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                          (14,198,077)     11,342,435      (4,135,700)     11,622,247      (1,200,335)     16,563,372

Changes from principal
    transactions:
       Purchase payments                  8,221,045       9,584,824      37,846,882      40,913,770      14,089,233       7,937,011
       Transfers between sub-
           accounts and the
           Company                      (17,128,037)    (21,994,571)     (4,058,550)     19,072,298      (9,493,700)     (6,943,504)
       Withdrawals                      (26,084,516)    (18,770,928)    (36,511,642)    (23,285,802)    (31,237,206)    (26,555,234)
       Annual contract fee                  (60,363)        (77,219)        (72,992)        (66,701)        (81,266)        (92,857)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (35,051,871)    (31,257,894)     (2,796,302)     36,633,565     (26,722,939)    (25,654,584)
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             (49,249,948)    (19,915,459)     (6,932,002)     48,255,812     (27,923,274)     (9,091,212)
Contract owners' equity at
    beginning of period                 186,510,088     206,425,547     237,190,082     188,934,270     185,583,876     194,675,088
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 137,260,140   $ 186,510,088   $ 230,258,080   $ 237,190,082   $ 157,660,602   $ 185,583,876
                                     ===============================================================================================


(2) On May 3, 1999, the Global Government Bond Sub-Account was renamed Global Bond through a vote of the Board of Directors.

(3) On May 3, 1999, the Conservative Asset Allocation Sub-Account was renamed Diversified Bond through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                             INCOME & VALUE (4)            LARGE CAP GROWTH (5)             EQUITY INCOME
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                           1999            1998            1999           1998            1999           1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  64,728,819   $  64,146,035   $  25,595,630   $  26,290,872   $  61,583,673   $  50,288,949

Expenses:
    Mortality and expense risk
       and administrative charges         8,356,583       8,092,103       3,917,259       3,191,540      12,388,373      12,044,210
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             56,372,236      56,053,932      21,678,371      23,099,332      49,195,300      38,244,739

Net realized gain (loss)                 14,156,297      14,458,530      23,897,802       9,700,147      60,838,721      45,466,323
Unrealized appreciation
    (depreciation) during the
    period                              (30,559,573)      2,472,822      19,560,682       3,631,032     (93,256,752)    (23,107,903)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           39,968,960      72,985,284      65,136,855      36,430,511      16,777,269      60,603,159

Changes from principal
    transactions:
       Purchase payments                 37,755,830      18,958,426      58,029,084      10,964,443      89,380,630     103,523,597
       Transfers between sub-
           accounts and the
           Company                       29,853,674     (17,040,289)     32,067,415      (5,795,331)    (80,590,017)    (18,384,431)
       Withdrawals                      (89,782,808)    (71,094,567)    (36,367,472)    (24,226,715)   (100,634,351)    (60,748,536)
       Annual contract fee                 (304,235)       (329,687)       (154,449)       (156,682)       (292,444)       (292,490)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (22,477,539)    (69,506,117)     53,574,578     (19,214,285)    (92,136,182)     24,098,140
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              17,491,421       3,479,167     118,711,433      17,216,226     (75,358,913)     84,701,299
Contract owners' equity at
    beginning of period                 579,267,762     575,788,595     238,630,437     221,414,211     891,094,394     806,393,095
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 596,759,183   $ 579,267,762   $ 357,341,870   $ 238,630,437   $ 815,735,481   $ 891,094,394
                                     ===============================================================================================


(4) On May 3, 1999, the Moderate Asset Allocation Sub-Account was renamed Income & Value through a vote of the Board of Directors.

(5) On May 3, 1999, the Aggressive Asset Allocation Sub-Account was renamed Large Cap Growth through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                              STRATEGIC BOND                    OVERSEAS (6)                     GROWTH
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                           1999            1998            1999            1998            1999            1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  20,390,856   $  19,762,976   $           0   $  10,783,616   $  14,178,869   $   6,498,283

Expenses:
    Mortality and expense risk
       and administrative charges         3,938,500       4,220,177       3,241,956       2,772,206       4,962,443       2,460,324
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             16,452,356      15,542,799      (3,241,956)      8,011,410       9,216,426       4,037,959

Net realized gain (loss)                 (3,762,853)      5,827,370      23,772,499      (4,242,482)     31,512,124       7,868,700
Unrealized appreciation
    (depreciation) during the
    period                              (11,027,718)    (22,293,148)     64,760,081       6,890,254      74,478,633      23,267,491
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                            1,661,785        (922,979)     85,290,624      10,659,182     115,207,183      35,174,150

Changes from principal
    transactions:
       Purchase payments                 22,725,716      59,587,164      28,374,515      22,213,738      89,248,445      46,724,068
       Transfers between sub-
           accounts and the
           Company                      (40,829,510)    (16,016,161)     34,421,895      (9,290,437)    107,317,349      20,642,796
       Withdrawals                      (34,305,856)    (21,651,946)    (23,065,572)    (13,365,800)    (27,547,360)     (9,558,754)
       Annual contract fee                  (83,834)        (81,880)        (76,048)        (72,465)       (102,141)        (54,268)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (52,493,484)     21,837,177      39,654,790        (514,964)    168,916,293      57,753,842
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             (50,831,699)     20,914,198     124,945,414      10,144,218     284,123,476      92,927,992
Contract owners' equity at
    beginning of period                 300,957,827     280,043,629     192,711,494     182,567,276     224,993,924     132,065,932
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 250,126,128   $ 300,957,827   $ 317,656,908   $ 192,711,494   $ 509,117,400   $ 224,993,924
                                     ===============================================================================================


(6) On May 3, 1999, the International Growth & Income Sub-Account was renamed Overseas through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                               MID CAP GROWTH (7)          INTERNATIONAL SMALL CAP     PACIFIC RIM EMERGING MARKETS
                                      ----------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                             1999            1998            1999            1998           1999          1998
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                            $  48,276,292   $           0   $     358,697   $     336,534   $  1,026,291   $          0

Expenses:
    Mortality and expense risk
       and administrative charges           5,718,870       3,976,254       1,573,338       1,517,775        446,217        137,686
                                      ----------------------------------------------------------------------------------------------
Net investment income (loss)               42,557,422      (3,976,254)     (1,214,641)     (1,181,241)       580,074       (137,686)

Net realized gain (loss)                   28,008,220      20,349,494      15,671,103       6,105,663      7,368,690     (2,090,591)
Unrealized appreciation
    (depreciation) during the
    period                                 94,166,019      51,762,373      65,010,127       5,595,158      9,147,024      1,949,020
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                            164,731,661      68,135,613      79,466,589      10,519,580     17,095,788       (279,257)

Changes from principal
    transactions:
       Purchase payments                   73,220,832      46,950,104      12,518,161      11,129,043     17,899,189      3,553,787
       Transfers between sub-
           accounts and the
           Company                         23,827,468       8,700,217      (3,519,893)    (11,727,965)    23,572,852      1,253,352
       Withdrawals                        (33,080,407)    (17,277,732)    (10,366,665)     (6,285,382)    (2,407,322)      (497,351)
       Annual contract fee                   (133,217)       (102,955)        (40,229)        (42,473)        (9,223)        (3,324)
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                 63,834,676      38,269,634      (1,408,626)     (6,926,777)    39,055,496      4,306,464
                                      ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity               228,566,337     106,405,247      78,057,963       3,592,803     56,151,284      4,027,207
Contract owners' equity at
    beginning of period                   346,764,786     240,359,539     104,957,831     101,365,028     11,530,410      7,503,203
                                      ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                           $ 575,331,123   $ 346,764,786   $ 183,015,794   $ 104,957,831   $ 67,681,694   $ 11,530,410
                                      ==============================================================================================


(7) On May 3, 1999, the Small Mid Cap Sub-Account was renamed Mid Cap Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)



                                                                                SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                             SCIENCE & TECHNOLOGY          EMERGING SMALL COMPANY         AGGRESSIVE GROWTH (8)
                                      ----------------------------------------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                             1999            1998            1999           1998           1999           1998
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                            $  61,919,386   $           0   $     759,177   $    606,644   $           0   $          0

Expenses:
    Mortality and expense risk
       and administrative charges           5,761,991       1,202,138         873,992        644,336         924,547        725,112
                                      ----------------------------------------------------------------------------------------------
Net investment income (loss)               56,157,395      (1,202,138)       (114,815)       (37,692)       (924,547)      (725,112)

Net realized gain (loss)                   55,024,474       2,838,592       7,884,062       (840,697)      4,579,079        302,011
Unrealized appreciation
    (depreciation) during the
    period                                227,736,042      32,860,184      35,160,887        754,323      21,518,364      2,526,128
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                            338,917,911      34,496,638      42,930,134       (124,066)     25,172,896      2,103,027

Changes from principal
    transactions:
       Purchase payments                  207,053,560      34,212,705      15,034,166     16,370,893      26,876,986     12,805,688
       Transfers between sub-
           accounts and the
           Company                        249,768,296      16,789,653       5,408,633        532,221       5,696,610        514,103
       Withdrawals                        (27,264,960)     (4,130,388)     (4,232,298)    (2,520,170)     (4,347,279)    (2,807,192)
       Annual contract fee                   (118,939)        (26,696)        (20,646)       (12,785)        (20,633)       (17,850)
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                429,437,957      46,845,274      16,189,855     14,370,159      28,205,684     10,494,749
                                      ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity               768,355,868      81,341,912      59,119,989     14,246,093      53,378,580     12,597,776
Contract owners' equity at
    beginning of period                   136,789,175      55,447,263      54,525,739     40,279,646      58,817,062     46,219,286
                                      ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                           $ 905,145,043   $ 136,789,175   $ 113,645,728   $ 54,525,739   $ 112,195,642   $ 58,817,062
                                      ==============================================================================================

(8) On May 3, 1999, the Pilgrim Baxter Growth Sub-Account was renamed Aggressive Growth through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                           -----------------------------------------------------------------------------------------
                                                 INTERNATIONAL STOCK         WORLDWIDE GROWTH (9)         QUANTITATIVE EQUITY
                                           -----------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                1999            1998          1999          1998           1999           1998
                                           -----------------------------------------------------------------------------------------
Income:
   Dividends                               $  8,108,456   $    862,935   $    319,615   $    172,999   $  10,516,654   $  4,541,776

Expenses:
    Mortality and expense risk
       and administrative charges             1,061,361        674,016        177,079        395,448       2,042,760        640,582
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                  7,047,095        188,919        142,536       (222,449)      8,473,894      3,901,194

Net realized gain (loss)                      8,135,854      2,364,955      3,255,622        525,371       4,998,960        449,434
Unrealized appreciation
    (depreciation) during the
    period                                    7,613,413      3,503,979     (1,523,409)     1,343,334      14,982,816      6,170,135
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                               22,796,362      6,057,853      1,874,749      1,646,256      28,455,670     10,520,763

Changes from principal
    transactions:
       Purchase payments                     23,670,823     13,225,216      2,628,319     11,495,901      48,763,678     20,771,816
       Transfers between sub-
           accounts and the
           Company                            1,405,970      2,851,294    (37,474,479)     2,347,570      63,401,411     12,619,124
       Withdrawals                           (5,184,070)    (2,491,971)    (1,108,247)    (1,286,241)    (11,480,477)    (2,437,925)
       Annual contract fee                      (20,859)       (13,680)        (3,338)        (7,427)        (35,712)       (11,798)
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                   19,871,864     13,570,859    (35,957,745)    12,549,803     100,648,900     30,941,217
                                           -----------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                  42,668,226     19,628,712    (34,082,996)    14,196,059     129,104,570     41,461,980
Contract owners' equity at
    beginning of period                      55,502,238     35,873,526     34,082,996     19,886,937      67,601,598     26,139,618
                                           -----------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                              $ 98,170,464   $ 55,502,238   $          0   $ 34,082,996   $ 196,706,168   $ 67,601,598
                                           =========================================================================================


(9) On April 30, 1999, the Worldwide Growth Sub-Account ceased operations and was merged with the Global Equity Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                    VALUE TRUST             REAL ESTATE SECURITIES              BALANCED
                                        --------------------------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                1999           1998           1999           1998          1999            1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                              $   3,906,842   $   4,638,914   $  1,606,291   $  4,863,628   $  7,083,393   $  4,362,693

Expenses:
    Mortality and expense risk
       and administrative charges             1,922,443       1,782,489        467,023        550,805      1,443,252        638,257
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                  1,984,399       2,856,425      1,139,268      4,312,823      5,640,141      3,724,436

Net realized gain (loss)                     (2,588,397)      1,138,053     (6,927,167)      (902,342)    (1,412,831)       247,184
Unrealized appreciation
    (depreciation) during the
    period                                   (5,159,090)    (10,157,046)     2,714,591    (10,990,491)    (6,552,341)     1,131,212
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                               (5,763,088)     (6,162,568)    (3,073,308)    (7,580,010)    (2,325,031)     5,102,832

Changes from principal
    transactions:
       Purchase payments                     18,406,894      49,908,355      4,080,168     11,906,485     29,779,086     26,732,376
       Transfers between sub-
           accounts and the
           Company                          (18,344,695)     14,640,406     (5,881,514)     2,566,730      5,388,722     22,894,698
       Withdrawals                          (11,460,776)     (5,344,005)    (3,461,863)    (2,469,360)    (9,245,498)    (2,463,299)
       Annual contract fee                      (41,689)        (29,966)       (11,688)       (10,774)       (27,011)        (9,365)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                  (11,440,266)     59,174,790     (5,274,897)    11,993,081     25,895,299     47,154,410
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                 (17,203,354)     53,012,222     (8,348,205)     4,413,071     23,570,268     52,257,242
Contract owners' equity at
    beginning of period                     140,809,560      87,797,338     38,306,963     33,893,892     74,773,004     22,515,762
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                             $ 123,606,206   $ 140,809,560   $ 29,958,758   $ 38,306,963   $ 98,343,272   $ 74,773,004
                                        ============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                    HIGH YIELD             CAPITAL GROWTH BOND (10)     LIFESTYLE AGGRESSIVE 1000
                                        --------------------------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                               1999            1998           1999           1998           1999          1998
                                        --------------------------------------------------------------------------------------------
Income:
   Dividends                              $  11,545,406   $   8,887,481   $    864,902   $    264,547   $  2,722,018   $  2,636,383

Expenses:
    Mortality and expense risk
       and administrative charges             1,997,783       1,432,205         55,062         95,375        708,426        723,027
                                        --------------------------------------------------------------------------------------------
Net investment income (loss)                  9,547,623       7,455,276        809,840        169,172      2,013,592      1,913,356

Net realized gain (loss)                     (2,257,195)        308,573       (660,734)       135,919     (1,222,067)       809,716
Unrealized appreciation
    (depreciation) during the
    period                                    1,227,151      (7,507,180)      (267,578)       156,238      5,251,865     (1,147,651)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                8,517,579         256,669       (118,472)       461,329      6,043,390      1,575,421

Changes from principal transactions:
       Purchase payments                     29,744,338      57,459,954      1,787,667      3,886,790     15,435,696     21,969,123
       Transfers between sub-
           accounts and the
           Company                           (6,333,119)     15,683,299    (12,288,805)     3,612,080    (21,418,342)    (1,521,360)
       Withdrawals                          (12,946,674)     (5,903,448)      (285,298)      (227,645)    (3,918,302)    (3,165,862)
       Annual contract fee                      (31,743)        (17,792)          (620)          (891)       (35,402)       (25,491)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                   10,432,802      67,222,013    (10,787,056)     7,270,334     (9,936,350)    17,256,410
                                        --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                  18,950,381      67,478,682    (10,905,528)     7,731,663     (3,892,960)    18,831,831
Contract owners' equity at
    beginning of period                     124,841,912      57,363,230     10,905,528      3,173,865     58,863,042     40,031,211
                                        --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                             $ 143,792,293   $ 124,841,912   $          0   $ 10,905,528   $ 54,970,082   $ 58,863,042
                                        ============================================================================================

(10) On April 30, 1999, the Capital Growth Bond Sub-Account ceased operations and was merged with the Investment Quality Bond Sub-Account through a vote of the Board of Directors.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                           LIFESTYLE GROWTH 820           LIFESTYLE BALANCED 640         LIFESTYLE MODERATE 460
                                     -----------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                            1999           1998            1999            1998            1999            1998
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                          $  14,858,795   $  14,111,619   $  17,810,957   $  13,670,797   $   7,506,470   $   3,839,085

Expenses:
    Mortality and expense risk
       and administrative charges         3,749,541       3,455,069       4,121,828       3,423,557       1,849,094       1,151,712
                                     -----------------------------------------------------------------------------------------------
Net investment income (loss)             11,109,254      10,656,550      13,689,129      10,247,240       5,657,376       2,687,373

Net realized gain (loss)                  1,685,669       2,139,936        (859,793)      1,544,172       1,153,420         878,683
Unrealized appreciation
    (depreciation) during the
    period                               23,446,478      (2,785,080)     16,069,672      (3,124,500)      1,095,396       2,974,288
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           36,241,401      10,011,406      28,899,008       8,666,912       7,906,192       6,540,344

Changes from principal
    transactions:
       Purchase payments                 70,193,502     110,072,582      61,122,566     136,038,997      28,704,487      54,357,743
       Transfers between sub-
           accounts and the
           Company                      (94,123,645)      5,245,489     (82,208,600)     14,223,902      (8,341,574)     14,002,683
       Withdrawals                      (19,561,667)    (10,385,720)    (20,076,098)    (12,460,337)     (9,811,239)     (3,921,846)
       Annual contract fee                 (123,215)        (72,269)       (106,632)        (51,951)        (41,995)        (13,485)
                                     -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              (43,615,025)    104,860,082     (41,268,764)    137,750,611      10,509,679      64,425,095
                                     -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              (7,373,624)    114,871,488     (12,369,756)    146,417,523      18,415,871      70,965,439
Contract owners' equity at
    beginning of period                 294,045,173     179,173,685     306,438,509     160,020,986     115,766,034      44,800,595
                                     -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $ 286,671,549   $ 294,045,173   $ 294,068,753   $ 306,438,509   $ 134,181,905   $ 115,766,034
                                     ===============================================================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                 -----------------------------------------------------------------------------------
                                                                                                                    US LARGE CAP
                                                    LIFESTYLE CONSERVATIVE 280          SMALL COMPANY VALUE           VALUE (11)
                                                 -----------------------------------------------------------------------------------
                                                                                                                     YEAR ENDED
                                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,       DECEMBER 31
                                                 -----------------------------------------------------------------------------------
                                                      1999              1998            1999             1998            1999
                                                 -----------------------------------------------------------------------------------
     Income:
        Dividends                                 $  5,216,443     $  1,713,067     $     38,016      $    19,377     $           0

     Expenses:
         Mortality and expense risk
            and administrative charges               1,128,310          556,830          809,959          606,307           626,565
                                                 -----------------------------------------------------------------------------------
     Net investment income (loss)                    4,088,133        1,156,237         (771,943)        (586,930)         (626,565)

     Net realized gain (loss)                          544,159          271,648       (5,255,135)        (582,960)         (193,257)
     Unrealized appreciation
         (depreciation) during the
         period                                     (2,519,013)       2,119,282        9,035,272       (2,538,730)        4,790,566
                                                 -----------------------------------------------------------------------------------
     Net increase (decrease) in
         contract owners' equity from
         operations                                  2,113,279        3,547,167        3,008,194       (3,708,620)        3,970,744

     Changes from principal transactions:
            Purchase payments                       23,265,220       33,166,004        8,866,509       28,591,491        57,292,554
            Transfers between sub-
                accounts and the
                Company                             (1,927,268)      14,381,167      (13,624,996)      25,105,906        58,617,615
            Withdrawals                             (6,127,892)      (2,280,020)      (4,843,069)      (1,762,784)       (1,920,575)
            Annual contract fee                        (18,295)          (4,485)         (18,019)          (8,494)           (6,278)
                                                 -----------------------------------------------------------------------------------
     Net increase (decrease) in
         contract owners' equity from
         principal transactions                     15,191,765       45,262,666       (9,619,575)      51,926,119       113,983,316
                                                 -----------------------------------------------------------------------------------

     Total increase (decrease) in
         contract owners' equity                    17,305,044       48,809,833       (6,611,381)      48,217,499       117,954,060
     Contract owners' equity at
         beginning of period                        66,122,902       17,313,069       65,095,402       16,877,903                 0
                                                 -----------------------------------------------------------------------------------

     Contract owners' equity at end
         of period                                $ 83,427,946     $ 66,122,902     $ 58,484,021     $ 65,095,402     $ 117,954,060
                                                 ===================================================================================


     See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      -----------------------------------------------------------------
                                                      MID CAP STOCK (11)          SMALL COMPANY          INTERNATIONAL
                                                                                    BLEND (11)             VALUE (11)
                                                      -----------------------------------------------------------------
                                                         YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                         DECEMBER 31,              DECEMBER 31,            DECEMBER 31,
                                                            1999                      1999                    1999
                                                      -----------------------------------------------------------------
Income:
   Dividends                                           $          0              $    720,294              $          0

Expenses:
    Mortality and expense risk
       and administrative charges                           122,937                   164,934                   136,693
                                                      -----------------------------------------------------------------
Net investment income (loss)                               (122,937)                  555,360                  (136,693)

Net realized gain (loss)                                   (173,237)                  257,693                    33,013
Unrealized appreciation
    (depreciation) during the
    period                                                  908,828                 5,215,759                 1,803,901
                                                      -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                              612,654                 6,028,812                 1,700,221

Changes from principal
    transactions:
       Purchase payments                                 15,399,144                15,336,609                11,603,890
       Transfers between sub-
           accounts and the
           Company                                       11,691,592                16,834,296                15,682,172
       Withdrawals                                         (461,893)                 (340,818)                 (748,816)
       Annual contract fee                                   (1,810)                   (1,898)                   (1,435)
                                                      -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                               26,627,033                31,828,189                26,535,811
                                                      -----------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                              27,239,687                37,857,001                28,236,032
Contract owners' equity at
    beginning of period                                           0                         0                         0
                                                      -----------------------------------------------------------------

Contract owners' equity at end
    of period                                          $ 27,239,687              $ 37,857,001              $ 28,236,032
                                                      =================================================================


(11) From commencement of operations, May 3, 1999.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                               -------------------------------------------------------------------------------------
                                                                                                        DEVELOPING CAPITAL MARKETS
                                                TOTAL RETURN (11)        BASIC VALUE FOCUS                       FOCUS
                                               -------------------------------------------------------------------------------------
                                                    YEAR ENDED                YEAR ENDED                       YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,                      DECEMBER 31,
                                                      1999              1999              1998             1999            1998
                                               -------------------------------------------------------------------------------------
Income:
   Dividends                                    $          0       $  2,014,871       $    53,970       $    11,709       $     388

Expenses:
    Mortality and expense risk
       and administrative charges                    322,526            133,444            21,001             7,049           1,933
                                               -------------------------------------------------------------------------------------
Net investment income (loss)                        (322,526)         1,881,427            32,969             4,660          (1,545)

Net realized gain (loss)                             (54,031)           (18,709)          (18,194)           19,139          (7,758)
Unrealized appreciation
    (depreciation) during the
    period                                           (49,306)          (842,689)           80,592           295,033         (46,006)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                      (425,863)         1,020,029            95,367           318,832         (55,309)

Changes from principal
    transactions:
       Purchase payments                          28,361,631         10,559,719         2,636,532           597,141         279,236
       Transfers between sub-
           accounts and the
           Company                                39,133,059          4,408,752           331,091           281,489         (12,556)
       Withdrawals                                (1,570,783)          (317,296)          (27,056)         (125,800)         (2,025)
       Annual contract fee                            (2,473)            (4,087)              (92)             (248)             (6)
                                               -------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                        65,921,434         14,647,088         2,940,475           752,582         264,649
                                               -------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       65,495,571         15,667,117         3,035,842         1,071,414         209,340
Contract owners' equity at
    beginning of period                                    0          3,383,761           347,919           241,128          31,788
                                               -------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                                   $ 65,495,571       $ 19,050,878       $ 3,383,761       $ 1,312,542       $ 241,128
                                               =====================================================================================


(11) From commencement of operations, May 3, 1999.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                                      SUB-ACCOUNT
                                                    --------------------------------------------------------------------------------
                                                           SPECIAL VALUE FOCUS                                TOTAL
                                                    --------------------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,                    YEAR ENDED DECEMBER 31,
                                                          1999              1998                  1999                  1998
                                                    --------------------------------------------------------------------------------
Income:
   Dividends                                         $   250,560        $    57,259        $    845,296,685        $    760,515,175

Expenses:
    Mortality and expense risk
       and administrative charges                         31,506             10,495             178,004,548             140,724,000
                                                    --------------------------------------------------------------------------------
Net investment income (loss)                             219,054             46,764             667,292,137             619,791,175

Net realized gain (loss)                                 (63,717)           (77,295)            555,229,763             367,566,677
Unrealized appreciation
    (depreciation) during the
    period                                               704,186            (50,244)            825,926,613             198,898,651
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                                           859,523            (80,775)          2,048,448,513           1,186,256,503

Changes from principal transactions:
       Purchase payments                               2,095,665          1,000,154           2,452,701,028           1,890,721,447
       Transfers between sub-
           accounts and the
           Company                                       665,403            117,665             643,567,683             174,920,177
       Withdrawals                                      (275,556)           (10,841)         (1,597,183,118)           (886,646,495)
       Annual contract fee                                (1,270)               (76)             (4,430,769)             (3,754,865)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                             2,484,242          1,106,902           1,494,654,824           1,175,240,264
                                                    --------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            3,343,765          1,026,127           3,543,103,337           2,361,496,767
Contract owners' equity at
    beginning of period                                1,274,025            247,898          11,149,032,211           8,787,535,444
                                                    --------------------------------------------------------------------------------

Contract owners' equity at end
    of period                                        $ 4,617,790        $ 1,274,025        $ 14,692,135,548        $ 11,149,032,211
                                                    ================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 1999

1. ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-eight sub-accounts of Manufacturers Investment Trust (the Trust) and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes twenty-six contracts, distinguished principally by the level of expenses and surrender charges. These twenty-six contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 30, 31 and 34 (VEN 1, 3, 7, 8, 17, 18, 20, 21,
22, 23, 25, 26, 27, 30, 31 and 34), Venture Vantage Annuity 20, 21, 22, 23, 25
(VTG20, 21, 22, 23, 25), Venture Vision Variable Annuity 5, 6, 25 and 26 (VIS 5, 6, 25 and 26) and Venture No-load Rollover Annuity (MRP).

The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is 78.4% owned by The Manufacturers Life Insurance Company
(USA), (ManUSA) and 21.6% by MRL Holding LLC, (MRL). ManUSA and MRL are indirect wholly-owned subsidiaries of the Manufacturers Life Insurance Company (MLI), which in turn is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On May 3, 1999, five new sub-accounts, Small Company Blend, Total Return, International Value, US Large Cap Value and Mid Cap Stock commenced operations.

On April 30, 1999, two sub-accounts, Capital Growth Bond and Worldwide Growth, ceased operations and were merged into the Investment Quality Bond and Global Equity sub-accounts, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review, periodically, the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is owned 90% by the Company and 10% by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
      30, 31, 34): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

(iv) Current Contract Series (VIS 5,6, 25, 26): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(i) Current Contract Series (VTG20, 21, 22, 23, 25): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.15% of the contract value, respectively.

(vi) Current Contract Series (MRP): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively.

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1999:

                                                  PURCHASES             SALES
                                            ------------------------------------

Mid Cap Blend                                $  326,353,442     $   427,145,554
Investment Quality Bond Portfolio               103,324,875          83,499,815
Growth and Income Portfolio                     748,865,292         386,155,821
Blue Chip Growth Portfolio                      591,383,750         314,872,806
Money Market Portfolio                        2,549,392,949       2,143,868,753
Global Equity Portfolio                         588,186,069         646,923,753
Global Bond Portfolio                            50,588,524          71,939,421
U.S. Government Securities Portfolio            133,569,431         129,643,520
Diversified Bond Allocation Portfolio            51,328,952          63,516,442
Income & Value Portfolio                        170,745,338         136,850,641
Large Cap Growth Portfolio                      231,014,038         155,761,089
Equity-Income Portfolio                         247,368,634         290,309,516
Strategic Bond Portfolio                         69,523,298         105,564,426
Overseas Portfolio                              380,837,141         344,424,307
Growth Portfolio                                281,014,445         102,881,726
Mid Cap Growth Portfolio                        233,388,727         126,996,629

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                                  PURCHASES            SALES
                                               ---------------------------------
International Small Cap Portfolio              $  123,004,361     $  125,627,627
Pacific Rim Emerging Markets Portfolio            179,053,815        139,418,246
Science & Technology Portfolio                    634,748,848        149,153,496
Emerging Small Company Portfolio                  113,235,700         97,160,660
Aggressive Growth Portfolio                       115,965,778         88,684,641
International Stock Portfolio                     373,033,926        346,114,967
Worldwide Growth Portfolio                         14,975,888         50,791,097
Quantitative Equity Portfolio                     156,567,797         47,445,003
Value Trust Portfolio                              55,041,981         64,497,848
Real Estate Securities Portfolio                   19,050,260         23,185,889
Balanced Portfolio                                 76,804,994         45,269,554
High Yield Portfolio                              102,362,334         82,381,909
Capital Growth Bond Portfolio                       4,586,526         14,563,742
Lifestyle Aggressive 1000 Portfolio                24,724,045         32,646,803
Lifestyle Growth 820 Portfolio                     90,261,683        122,767,454
Lifestyle Balanced 640 Portfolio                   92,501,212        120,080,847
Lifestyle Moderate 460 Portfolio                   54,442,620         38,275,565
Lifestyle Conservative 280 Portfolio               50,735,991         31,456,093
Small Company Value Portfolio                      33,013,909         43,405,427
Total Return Portfolio                             75,358,181          9,759,272
US Large Cap Value Portfolio                      126,164,709         12,807,958
International Value Trust Portfolio                48,638,006         22,238,888
Mid Cap Stock Portfolio                            31,573,764          5,069,668
Small Company Blend Portfolio                      35,802,685          3,419,136
Basic Value Focus Portfolio                        17,696,840          1,168,325
Developing Capital Markets Focus Portfolio          3,471,451            768,155
Special Value Focus Portfolio                         947,250            190,008
                                               ---------------------------------

 Total                                         $9,410,649,459     $7,248,702,497
                                               =================================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES

A summary of the accumulation unit values at December 31, 1999 and 1998 and the accumulation units and dollar values outstanding at December 31, 1999 are as follows:

                                                        1998                               1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE             VALUE             UNITS             DOLLARS
                                                   ---------------  ---------------------------------------------------
Mid Cap Blend Sub-Account:
   VEN 1 Contracts                                    51.507214         64.95498              12,707    $      825,409
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               31.289551        39.416089          32,325,962     1,274,163,008
   VIS 5,6,25 and 26 Contracts                        22.973151        28.867552           3,038,413        87,711,548
   VTG20 Contracts                                    13.443090        16.909177           4,464,769        75,495,561
   MRP Contracts                                      12.103394        15.307946                 877            13,422
                                                                                 --------------------------------------
                                                                                          39,842,728     1,438,208,948

Investment Quality Bond Sub-Account:
   VEN 1 Contracts                                    22.746879        22.052785               4,129            91,059
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               19.660365        19.039807           8,787,934       167,320,569
   VIS 5,6,25 and 26 Contracts                        13.299876        12.847911           1,766,908        22,701,077
   VTG20 Contracts                                    13.845626        13.388502           2,078,881        27,833,097
   MRP Contracts                                      13.269922        12.902584               1,630            21,025
                                                                                 --------------------------------------
                                                                                          12,639,482       217,966,827

Growth and Income Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               32.976967        38.655938          57,740,268     2,232,004,220
   VIS 5,6,25 and 26 Contracts                        26.056725        30.467742           7,534,499       229,559,163
   VTG20 Contracts                                    15.811724        18.506889          16,079,923       297,589,355
   MRP Contracts                                      13.924321        16.387611              12,932           211,921
                                                                  -----------------------------------------------------
                                                                                          81,367,622     2,759,364,659

Blue Chip Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               21.710674        25.568866          42,817,809     1,094,802,822
   VIS 5,6,25 and 26 Contracts                        22.573222         26.51836           4,836,159       128,246,994
   VTG20 Contracts                                    16.234822        19.091275          10,790,218       205,999,017
   MRP Contracts                                      14.123586        16.700133              10,829           180,841
                                                                                 --------------------------------------
                                                                                          58,455,015     1,429,229,674

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   -------------    ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE              UNITS            DOLLARS
                                                   -------------    ---------------------------------------------------
Money Market Sub-Account:
   VEN 1 Contracts                                    17.283692        17.846774               4,228      $     75,456
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               15.794513        16.291417          38,239,225       622,971,156
   VIS 5,6,25 and 26 Contracts                        11.811952        12.153141           9,394,304       114,170,305
   VTG20 Contracts                                    13.123053        13.515626           9,661,872       130,586,252
   MRP Contracts                                      12.872909        13.331106              78,627         1,048,181
                                                                                 --------------------------------------
                                                                                          57,378,256       868,851,350

Global Equity Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               24.098970        24.633827          25,688,362       632,802,659
   VIS 5,6,25 and 26 Contracts                        18.706100        19.073534           3,181,382        60,680,189
   VTG20 Contracts                                    13.944724        14.232856           2,766,110        39,369,646
   MRP Contracts                                      12.195410        12.516028                 553             6,922
                                                                                 --------------------------------------
                                                                                          31,636,407       732,859,416

Global Bond Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               21.333144        19.632749           6,071,768       119,205,498
   VIS 5,6,25 and 26 Contracts                        14.814388        13.599529             810,534        11,022,877
   VTG20 Contracts                                    13.615563        12.511533             539,336         6,747,926
                                                                                 --------------------------------------
                                                                                           7,421,638       136,976,301

U.S. Government Securities Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               18.587049        18.286918          10,165,983       185,904,501
   VIS 5,6,25 and 26 Contracts                        12.999698        12.757839           1,711,219        21,831,460
   VTG20 Contracts                                    13.651980        13.411398           1,654,589        22,190,357
   MRP Contracts                                      13.159699        12.999097               4,333            56,327
                                                                                 --------------------------------------
                                                                                          13,536,124       229,982,645

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  UNIT VALUES (CONTINUED)


                                                        1998                                1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS             DOLLARS
                                                   ---------------  -----------------------------------------------------
Diversified Bond Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               18.125951        18.002047           7,516,672      $135,315,483
   VIS 5,6,25 and 26 Contracts                        14.663990        14.527388             783,368        11,380,292
   VTG20 Contracts                                    13.914540          13.7987             782,445        10,796,730
   MRP Contracts                                      13.161158        13.123588                 544             7,134
                                                                                 --------------------------------------
                                                                                           9,083,029       157,499,639

Income & Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               20.742457        22.230152          24,075,423       535,200,302
   VIS 5,6,25 and 26 Contracts                        16.824988        17.986686           1,897,189        34,124,143
   VTG20 Contracts                                    14.398732        15.408317           1,751,346        26,985,288
   MRP Contracts                                      13.179250        14.181104               1,702            24,134
                                                                                 --------------------------------------
                                                                                          27,725,660       596,333,867

Large Cap Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               23.040505        28.465074          10,369,256       295,161,628
   VIS 5,6,25 and 26 Contracts                        18.982681        23.393391             797,949        18,666,730
   VTG20 Contracts                                    14.785253        18.238886           2,373,175        43,284,060
   MRP Contracts                                      13.271688         16.46198                 329             5,422
                                                                                 --------------------------------------
                                                                                          13,540,709       357,117,840

Equity-Income Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               22.054902        22.487758          29,513,793       663,699,024
   VIS 5,6,25 and 26 Contracts                        20.794388         21.14957           3,549,615        75,072,828
   VTG20 Contracts                                    14.249466        14.507362           5,116,706        74,229,906
   MRP Contracts                                      12.464044        12.759601              27,275           348,019
                                                                                 --------------------------------------
                                                                                          38,207,389       813,349,777

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE            VALUE              UNITS             DOLLARS
                                                   ---------------  -----------------------------------------------------
Strategic Bond Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.486687        14.602672          13,422,186      $195,999,784
   VIS 5,6,25 and 26 Contracts                        14.243718        14.321908           2,000,055        28,644,610
   VTG20 Contracts                                    12.761400          12.8443           1,950,430        25,051,911
   MRP Contracts                                      12.280627        12.428556                 316             3,924
                                                                                 --------------------------------------
                                                                                          17,372,987       249,700,229

Overseas Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               12.290162        17.044524          15,431,151       263,016,625
   VIS 5,6,25 and 26 Contracts                        12.168562        16.833813           1,593,099        26,817,931
   VTG20 Contracts                                    12.423604        17.203799           1,571,610        27,037,669
   MRP Contracts                                      11.720466        16.319479                 216             3,517
                                                                                 --------------------------------------
                                                                                          18,596,076       316,875,742

Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               20.739989        28.060585          13,675,398       383,739,682
   VIS 5,6,25 and 26 Contracts                        20.612746        27.818889           1,531,097        42,593,413
   VTG20 Contracts                                    14.959659        20.209678           4,080,687        82,469,376
   MRP Contracts                                      13.655376        18.549262               6,215           115,293
                                                                                 --------------------------------------
                                                                                          19,293,397       508,917,764

Mid-Cap Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               19.002856        27.113084          16,588,508       449,765,600
   VIS 5,6,25 and 26 Contracts                        18.869029           26.855           1,884,223        50,600,809
   VTG20 Contracts                                    15.351927        21.871173           3,358,970        73,464,619
   MRP Contract                                       13.903872        19.917321               3,240            64,535
                                                                                 --------------------------------------
                                                                                          21,834,941       573,895,563

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                                 1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE                UNITS          DOLLARS
                                                   ---------------  -----------------------------------------------------
International Small Cap Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.792077        26.974754           5,445,119      $146,880,743
   VIS 5,6,25 and 26 Contracts                        14.687879        26.718058             677,004        18,088,222
   VTG20 Contracts                                    13.042850        23.749328             744,863        17,689,992
   MRP Contracts                                      12.202690        22.341682               6,651           148,600
                                                                                 --------------------------------------
                                                                                           6,873,637       182,807,557

Pacific Rim Emerging Markets Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                7.695249        12.359297           3,719,990        45,976,459
   VIS 5,6,25 and 26 Contracts                         7.656925          12.2671             382,168         4,688,087
   VTG20 Contracts                                     7.472906        11.984246           1,419,030        17,006,003
   MRP                                                                 18.168886                 224             4,078
                                                                                 --------------------------------------
                                                                                           5,521,412        67,674,627

Science & Technology Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               19.287390        37.943261          16,967,094       643,786,890
   VIS 5,6,25 and 26 Contracts                        19.191525        37.660683           1,876,212        70,659,428
   VTG20 Contracts                                    15.499402        30.445751           6,240,095       189,984,367
   MRP Contracts                                      15.503436        30.621118              15,089           462,031
                                                                                 --------------------------------------
                                                                                          25,098,490       904,892,716

Emerging Small Company Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.381705        24.610648           3,384,328        83,290,514
   VIS 5,6,25 and 26 Contracts                        14.310172        24.427201             409,471        10,002,229
   VTG20 Contracts                                    12.896270        22.035674             918,233        20,233,873
   MRP Contracts                                      11.312902        19.436616               1,703            33,091
                                                                                 --------------------------------------
                                                                                           4,713,735       113,559,707

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
Aggressive Growth Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               12.680777        16.628126           4,630,976      $ 77,004,445
   VIS 5,6,25 and 26 Contracts                        12.617679        16.504105             712,544        11,759,901
   VTG20 Contracts                                    11.910371        15.594503           1,500,020        23,392,064
   MRP Contracts                                      12.027610         15.83478                 325             5,148
                                                                                 --------------------------------------
                                                                                           6,843,865       112,161,558

International Stock Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.337171        18.338932           3,652,874        66,989,812
   VIS 5,6,25 and 26 Contracts                        14.265882        18.202233             760,297        13,839,100
   VTG20 Contracts                                    12.838403        16.397239           1,046,587        17,161,143
                                                                       16.253406                 390             6,339
                                                                                 --------------------------------------
                                                                                           5,460,148        97,996,394

Quantitative Equity Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               20.068624        24.202942           5,781,734       139,934,976
   VIS 5,6,25 and 26 Contracts                        19.968902        24.022598           1,020,245        24,508,931
   VTG20 Contracts                                    15.640646        18.834509           1,707,382        32,157,705
   MRP Contracts                                      14.006399        16.959503               5,575            94,552
                                                                                 --------------------------------------
                                                                                           8,514,936       196,696,164

Value Trust Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.591878        13.987433           5,992,312        83,817,066
   VIS 5,6,25 and 26 Contracts                        14.519332        13.883152           1,253,382        17,400,899
   VTG20 Contracts                                    12.033566        11.517818           1,927,798        22,204,025
   MRP Contracts                                      11.207507        10.786297                 291             3,139
                                                                                 --------------------------------------
                                                                                           9,173,783       123,425,129

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                        1998                                 1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE                UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
Real Estate Securities Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               12.317190        11.174188           1,920,244       $21,457,172
   VIS 5,6,25 and 26 Contracts                        12.255908        11.090818             360,400         3,997,132
   VTG20 Contracts                                    11.158599         10.10793             441,160         4,459,217
   MRP Contracts                                      10.417728         9.488883               1,069            10,139
                                                                                 --------------------------------------
                                                                                           2,722,873        29,923,660

Balanced Sub-Account;
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               16.459454         15.96237           3,662,011        58,454,381
   VIS 5,6,25 and 26 Contracts                        16.377624        15.843343             866,999        13,736,155
   VTG20 Contracts                                    14.397307        13.941569           1,863,512        25,980,277
   MRP Contracts                                      13.203432        12.856009               1,913            24,592
                                                                                 --------------------------------------
                                                                                           6,394,435        98,195,405

High Yield Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.078376        14.993652           6,044,506        90,629,226
   VIS 5,6,25 and 26 Contracts                        14.008370         14.88185           1,590,415        23,668,318
   VTG20 Contracts                                    13.018749        13.844359           2,121,022        29,364,184
   MRP Contracts                                      12.279967        13.130722               2,176            28,579
                                                                                 --------------------------------------
                                                                                           9,758,119       143,690,307

Lifestyle Aggressive 1000 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.134419        15.974195           2,511,100        40,112,804
   VIS 5,6,25 and 26 Contracts                        14.064128        15.855076             190,056         3,013,346
   VTG20 Contracts                                    12.579492        14.195565             832,852        11,822,799
   MRP Contracts                                      11.895710        13.497935               1,566            21,133
                                                                                 --------------------------------------
                                                                                           3,535,574        54,970,082

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                        1998                                1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT            UNIT
                                                       VALUE            VALUE               UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
Lifestyle Growth 820 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.696667        16.893101          11,564,148      $195,354,327
   VIS 5,6,25 and 26 Contracts                        14.623605        16.767184           1,577,729        26,454,079
   VTG20 Contracts                                    12.985550        14.903883           4,346,395        64,778,160
   MRP Contracts                                      12.159849        14.033145               5,144            72,190
                                                                                 --------------------------------------
                                                                                          17,493,416       286,658,756

Lifestyle Balanced 640 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               14.664362        16.257312          11,049,450       179,634,356
   VIS 5,6,25 and 26 Contracts                        14.591457        16.136115           1,938,056        31,272,696
   VTG20 Contracts                                    13.059244        14.456141           5,693,341        82,303,734
   MRP Contracts                                      12.282889        13.671696              11,202           153,148
                                                                                 --------------------------------------
                                                                                          18,692,049       293,363,934

Lifestyle Moderate 460 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               15.171965        16.142259           4,878,939        78,757,090
   VIS 5,6,25 and 26 Contracts                        15.096548        16.021927           1,272,100        20,381,491
   VTG20 Contracts                                    13.711730        14.566774           2,395,187        34,890,154
   MRP Contracts                                      12.868825        13.746687              11,142           153,170
                                                                                 --------------------------------------
                                                                                           8,557,368       134,181,905

Lifestyle Conservative 280 Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               15.025549        15.439823           3,085,032        47,632,353
   VIS 5,6,25 and 26 Contracts                        14.950846        15.324704             847,076        12,981,193
   VTG20 Contracts                                    13.933826        14.296546           1,593,353        22,779,442
   MRP Contracts                                      13.175636        13.593172               2,572            34,958
                                                                                 --------------------------------------
                                                                                           5,528,033        83,427,946

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)


                                                        1998                                 1999
                                                   ---------------  -----------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE            VALUE                UNITS          DOLLARS
                                                   ---------------  -----------------------------------------------------
Total Return Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                12.255674           3,467,956       $42,502,137
   VIS 5,6,25 and 26 Contracts                                         12.235367             395,881         4,843,748
   VTG20 Contracts                                                     12.243486           1,482,395        18,149,686
                                                                                 --------------------------------------
                                                                                           5,346,232        65,495,571

Small Company Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                               11.178700        11.904646           3,361,623        40,018,928
   VIS 5,6,25 and 26 Contracts                        11.143828         11.83789             658,008         7,789,430
   VTG20 Contracts                                    11.157770        11.864553             887,824        10,533,632
                                                                                 --------------------------------------
                                                                                           4,907,455        58,341,990

U.S. Large Cap Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                12.721279           5,189,158        66,012,721
   VIS 5,6,25 and 26 Contracts                                         12.700198             806,506        10,242,789
   VTG20 Contracts                                                      12.70863           3,259,258        41,420,698
                                                                                 --------------------------------------
   MRP                                                                                     9,254,922       117,676,208


Mid Cap Stock Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                 12.48352           1,289,051        16,091,892
   VIS 5,6,25 and 26 Contracts                                         12.462837             142,342         1,773,989
   VTG20 Contracts                                                     12.471106             751,642         9,373,806
                                                                                 --------------------------------------
                                                                                           2,183,035        27,239,687

Small Company Blend Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                15.922213           1,517,759        24,166,076
   VIS 5,6,25 and 26 Contracts                                         15.895877             130,739         2,078,216
   VTG20 Contracts                                                     15.906411             729,934        11,610,624
                                                                                 --------------------------------------
                                                                                           2,378,432        37,854,916

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.  UNIT VALUES (CONTINUED)

                                                        1998                               1999
                                                   ---------------  ---------------------------------------------------
                                                        UNIT             UNIT
                                                       VALUE            VALUE              UNITS           DOLLARS
                                                   ---------------  ---------------------------------------------------
International Value Sub-Account:
   VEN 3,7,8,17,18,20,21,22,23,25,26 and
           27 Contracts                                                 12.86011          1,412,579      $  18,165,918
   VIS 5,6,25 and 26 Contracts                                          12.83881            138,371          1,776,514
   VTG20 Contracts                                                     12.847324            644,472          8,279,742
                                                                                 --------------------------------------
                                                                                          2,195,422         28,222,174

Basic Value Focus Sub-Account:
   VEN 25,26 and 27 Contracts                         17.018200        20.300779            650,610         13,207,896
   Venture/Vantage                                    12.027400        14.325771            407,865          5,842,982
                                                                                 --------------------------------------
                                                                                          1,058,475         19,050,878

Developing Capital Market Focus  Sub-Account:
   VEN 25,26 and 27 Contracts                          6.389100        10.419795             89,279            930,266
   Venture/Vantage                                     9.694900        15.787402             24,214            382,276
                                                                                 --------------------------------------
                                                                                            113,493          1,312,542

Special Value Focus Sub-Account:
   VEN 25,26 and 27 Contracts                         25.494200        33.685273             81,985          2,761,701
   Venture/Vantage                                    10.568700        13.943374            133,116          1,856,089
                                                                                 --------------------------------------
                                                                                            215,101          4,617,790
                                                                                                    -------------------

                                                                                 TOTAL                 $14,670,567,844
                                                                                                    ===================

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C



                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                              Old Name                                      New Name
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A

North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:

                              Old Name                                      New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                              Old Name                                      New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements


         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (Part B of the registration statement). FILED HEREIN



         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (Part B of the registration statement). FILED HEREIN


(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of North American
                  Security Life Insurance Company establishing the NASL Variable
                  Account - Incorporated by reference to Exhibit (b)(1)(i) to
                  Form N-4, file number 33-76162, filed February 25, 1998.

         (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 - Incorporated by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 2 to Form N-4, file number 33-77878, filed March 1, 1996.

         (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporate by reference to Exhibit (b)(1)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Incorporated by reference to Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesinating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Incorporated by reference to Exhibit

                  (B)(1)(v) to Form N-4, file number, 33-76162 filed February 25, 1998.

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.

(3)      (i)      Underwriting Agreement between North American Security Life
                  Insurance Company (Depositor) and NASL Financial Services,
                  Inc. (Underwriter) -- Incorporated by reference to Exhibit
                  (b)(3)(i) to Form N-4, file number 33-76162, filed March 1,
                  1999.

         (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.--Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent-- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

(4)      (i)      Specimen Flexible Purchase Payment Individual - Deferred
                  Variable Annuity Contract, Non-Participating Incorporated by reference to Exhibit (b)(4)(i) to this registration statement, filed April 7, 1997.

         (ii)     Specimen Endorsement to Contract: Fixed Account
                  Endorsement--Incorporated by reference to Exhibit(b)(4)(ii) to registration statement filed February 26, 1998

         (iii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.


(5)      (i)      Specimen Application for Flexible Purchase Payment Individual
                  Deferred Combination Fixed and Variable Annuity Contract,
                  Non-Participating -- Incorporated by reference to Exhibit
                  (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.


         (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit
                  (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Certificate of Incorporation of North American Security Life
                  Insurance Company -- Incorporated by reference to Exhibit
                  (3)(i) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit
                  (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

         (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 --Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

         (vi) Amended and Restated By-laws of The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b)(7)(i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.



         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April __, 2000


(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered -- Incorporated by reference to Exhibit
         (b)(9) to this registration statement, filed April 7, 1997.


(10)     Written consent of Ernst & Young LLP, independent auditors - FILED
         HEREIN


(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15)     (i)      Power of Attorney - North American Security Life Insurance
                  Company Director (John D. Richardson) - Incorporated by reference to Exhibit (b)(15)(iii) to Form N-4, file no.
                  33-28455 filed April 30, 1997 on behalf of the NASL Variable
                  Account of North American Security Life Insurance Company.

         (ii) Power of Attorney - David W. Libbey North American Security Life Insurance Company (Principal Financial Officer) --Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) --Incorporated by reference to Exhibit (14)(iv) to post-effective amendment No. 1 to form N-4, file number 333-38081 filed April 19, 1999.


Item 25.          Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

Name and Principal
Business Address                            Position with Manulife North America
----------------                            ------------------------------------
John D. DesPrez III                         Director and Chairman of the Board of
73 Tremont Street                           Directors
Boston, MA  02108

James R. Boyle                              Director and President
500 Boylston Street
Boston, MA  02116

John D. Richardson                          Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

Robert Boyda                                Vice President, Investment Management Services
73 Tremont Street
Boston, MA 02108

James D. Gallagher                          Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Kevin S. Hill                               Vice President, Business Implementation
500 Boylston Street
Boston, MA 02116

Brian A. Kroll                              Vice President, Product Development
500 Boylston Street
Boston, MA 02116

David W. Libbey                             Vice President, Treasurer & Chief Financial Officer
500 Boylston Street
Boston, MA 02116

Jonnie Smith                                Vice President, Customer Service and Administration
500 Boylston Street
Boston, MA 02116

Janet Sweeney                               Vice President, Human Resources
73 Tremont Street
Boston, MA 02108

John G. Vrysen                              Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

MANULIFE FINANCIAL CORPORATION
Corporate Organization as at December 31, 1999

Manulife Financial Corporation (Canada)

The Manufacturers Life Insurance Company (Canada)

1.       Manulife Data Services Inc. - Barbados (100%)

2.       MF Leasing (Canada) Inc. - Ontario (100%)
         2.1        1332953 Ontario Inc. - Ontario (100%)

3.       Enterprise Capital Management Inc. - Ontario (20%)

4.       Cantay Holdings Inc. - Canada (100%)

5.       994744 Ontario Inc. - Ontario (100%)

6.       3426505 Canada Inc. - Canada (100%)

7.       Family Realty First Corp. - Ontario (100%)

8.       Manulife Bank of Canada - Canada (100%)

9.       Manulife Securities International Ltd. - Canada (100%)

10.      NAL Resources Limited - Alberta (100%)

11. Manulife International Capital Corporation Limited - Ontario (100%) 11.1.Golf Town Canada Inc. - Canada (100%)
         11.2.Regional Power Inc. - Ontario (100%)
              11.2.1.      Addalam Power Corporation - Philippines
              11.2.2.      La Regionale Power Angliers Inc. - Canada (100%)
              11.2.3.      La Regionale Power Port-Cartier Inc. - Canada (100%)
         11.3.    VFC Inc. - Canada (100%)
         11.4.    1198184 Ontario Limited - Ontario (100%)

12.      1293319 Ontario Inc. - Ontario (100%)

13.      FNA Financial Inc. - Canada (100%)
         13.1.Elliott & Page Limited - Ontario (100%)

         13.2. Seamark Asset Management Ltd. - Canada (67.86%)
         13.3. NAL Resources Management Limited - Canada (100%)
               13.3.1.  Caravan Oil & Gas Ltd.  - Alberta (12.2%)
               13.3.2.  Carrack Energy Inc. - Alberta (16%)
         13.4. First North American Insurance Company - Canada (100%)

14.      MLI Resources Inc. - Alberta (100%)

15.      Stylus Exploration Inc. - Alberta (100%)

16.      Manucab Ltd. - Canada (100%)
         16.1. Plazcab Service Limited - Newfoundland (100%)

17.      The Manufacturers Investment Corporation - Michigan (100%)
         17.1. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
               17.1.1.      Manulife Reinsurance Limited - Bermuda (100%)
                      17.1.1.1.    MRL Holding, LLC - Delaware (99%)
               17.1.2.  MRL Holding, LLC - Delaware (1%)
                      17.1.2.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (22.4%)
               17.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
                      17.1.3.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (77.6%)
                          17.1.3.1.1. Manulife Wood Logan, Inc. - Connecticut (100%)
                          17.1.3.1.2. The Manufacturers Life Insurance Company of North America - Delaware (100%)
                               17.1.3.1.2.1.    Manufacturers Securities
                                                Services, LLC - Delaware (90%)
                               17.1.3.1.2.2. The Manufacturers Life Insurance Company of New York - New York (100%)
                                    17.1.3.1.2.2.1     Manufacturers Securities
                                                       Services, LLC - Delaware
                                                       (10%)
                      17.1.3.2.         Flex Leasing 1, LLC - Delaware (50%)
                      17.1.3.3.         Ennal, Inc. - Ohio (100%)
                      17.1.3.4.         ESLS Investment Limited, LLC - Ohio
                                        (100%)
                      17.1.3.5. Thornhill Leasing Investments, LLC - Delaware (90%)
                      17.1.3.6. The Manufacturers Life Insurance Company of America - Michigan (100%)
                          17.1.3.6.1. Manulife Holding Corporation - Delaware (100%)
                               17.1.3.6.1.1.     ManEquity, Inc. - Colorado
                                                 (100%)
                               17.1.3.6.1.2. Manufacturers Adviser Corpora-tion - Colorado (100%)
                               17.1.3.6.1.3. Manulife Capital Corporation - Delaware (100%)
                                    17.1.3.6.1.3.1.   MF Private Capital, Inc. -
                                                      Delaware (80.4%)
                                          17.1.3.6.1.3.1.1. MF Private Capital
                                                            Securities, Inc. -
                                                            Delaware (100%)
                                          17.1.3.6.1.3.1.2. MFPC Ventures, Inc.
                                                            - Delaware (100%)
                                          17.1.3.6.1.3.1.3. MFPC Insurance
                                                            Advisors, Inc. -
                                                            Delaware (100%)
                               17.1.3.6.1.4. Manulife Property Management of Washington, D.C. Inc. -
                                                Washington, D.C. (100%)
                               17.1.3.4.1.5. ManuLife Service Corporation - Colorado (100%)
                               17.1.3.4.1.6. Manulife Leasing Co., LLC. - Delaware (80%)

18.      Manulife International Investment Management Limited - U.K. (100%)
18.1.    Manulife International Fund Management Limited - U.K. (100%)

19.      WT(SW) Properties Ltd. - U.K. (100%)

20.      Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)

21.      Manulife International Holdings Limited - Bermuda (100%)
         21.1.Manulife Provident Funds Trust Company Limited - Hongkong (100%) 21.2.Manulife (International) Limited - Bermuda (100%)
              21.2.1.      Zhong Hong Life Insurance Co. Ltd. - China (51%)

         21.3.Manulife Funds Direct (Barbados) Limited - Barbados (100%)
              21.3.1.      Manulife Funds Direct (Hong Kong) Limited - Hongkong
                           (100%)
              21.3.2.      Pt. Manulife Aset Manajemen Indonesia - Indonesia
                           (55%)

22.      ManuLife (International) Reinsurance Limited - Bermuda (100%)
         22.1. Manufacturers Life Reinsurance Limited - Barbados (100%)
         22.2. Manufacturers P&C Limited - Barbados (100%)
         22.3. Manulife Management Services Ltd. - Barbados (100%)

23.      Chinfon-Manulife Insurance Company Limited - Bermuda (60%)

24.      Manulife Century Investments (Bermuda) Limited - Bermuda (13%)

25.      Manulife Century Investments (Alberta) Inc. - Alberta (100%)
         25.1 Manulife Century Investments (Bermuda) Limited - Bermuda (87%)
              25.1.1 Daihyaku System Service Co. Ltd. - Japan (90%)
         25.2 Manulife Century Investments (Luxembourg) S.A. - Luxembourg (100%)
              25.2.1 Manulife Century Investments (Netherlands) B.V. -
                     Netherlands (100%)
                     25.2.1.1 Daihyaku Manulife Holdings (Bermuda) Limited -
                              Bermuda (100%)
                           25.2.1.1.1 Manulife Century Life Insurance Company -
                                      Japan (8.8%)
                     25.2.1.2 Manulife Century Life Insurance Company - Japan
                              (74.6%)
                           25.2.1.2.1 Daihyaku System Service Co. Ltd. - Japan
                                      (10%)
                           25.2.1.2.2 Manulife Century Business Company - Japan
                                      (100%)
                           25.2.1.2.3 Kyoritsu Confirm Co., Ltd. - Japan (9.1%)
                           25.2.1.2.4 Daihyaku Premium Collection Co., Ltd. -
                                      Japan (10%)
                     25.2.1.3 Kyoritsu Confirm Co., Ltd. - Japan (90.9%)
                     25.2.1.4 Daihyaku Premium Collection Co., Ltd. - Japan
                              (57%)

26.      P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)
         26.1. P.T. Buanadays Sarana Informatika - Indonesia (100%)
         26.2. P.T. Asuransi Jiwa Arta Mandiri Prime -  Indonesia (100%)

27.      OUB Manulife Pte. Ltd. - Singapore (50%)

28.      The Manufacturers Life Insurance Company (Phils.) Inc. - Philippines
         (100%)


Item 27.  Number of Contract Owners.


As of March 31, 2000, there were 11,227 qualified contracts and 12,649 non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to
         Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to
         Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.        Name of Investment Company                  Capacity In which acting

          Manufacturers Investment Trust              Investment Adviser

          The Manufacturers Life Insurance            Principle Underwriter
          Company of North America Separate
          Account A

          The Manufacturers Life Insurance            Principle Underwriter
          Company of North America Separate
          Account B

          The Manufacturers Life Insurance            Principle Underwriter
          Company of New York Separate
          Account A

          The Manufacturers Life Insurance            Principle Underwriter
          Company of New York Separate
          Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under Item 25.

c.       None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32.  Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 28th day of April, 2000.



                                      THE MANUFACTURERS LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA SEPARATE ACCOUNT A
                                                      (Registrant)


                                      By:   THE MANUFACTURERS LIFE INSURANCE
                                            COMPANY OF NORTH AMERICA
                                                    (Depositor)


                                      By:   /s/ JAMES R. BOYLE
                                            -----------------------------------
                                            James R. Boyle., President


Attest:

/s/ James D. Gallagher
---------------------------------
James D. Gallagher, Secretary


         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 28th day of April, 2000 in the City of Boston, and Commonwealth of Massachusetts.


                                      THE MANUFACTURERS LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA
                                                     (Depositor)


                                      By:   /s/ JAMES R. BOYLE
                                            -----------------------------------
                                            James R. Boyle, President

Attest:


/s/ James D. Gallagher
--------------------------------
James D. Gallagher, Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 28th day of April, 2000.



SIGNATURE                                   TITLE



*                                           Director and Chairman
-------------------------                   of the Board
John D. DesPrez III





/s/JAMES R. BOYLE.                          Director and President
-------------------------                   (Principal Executive Officer)
James R. Boyle





*                                           Director
-------------------------
John D. Richardson





*                                           Vice President, Treasurer and
-------------------------                   Chief Financial Officer
David W. Libbey                             (Principal Financial Officer)





*By:  /s/ James D. Gallagher
      ---------------------------------
      James D. Gallagher
      Attorney-in-Fact
      Pursuant to Powers
      of Attorney

                                  EXHIBIT INDEX

Exhibit No.        Description


(b)(10)            Written consent of Ernst & Young LLP, independent auditors